UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06722

Forward Funds

(Exact name of registrant as specified in charter)

433 California Street, 11th Floor, San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

J. Alan Reid, Jr.

433 California Street, 11th Floor

San Francisco, California 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 999-6809

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

The Schedule of Investments are included herewith.

Forward Large Cap Equity Fund

Portfolio of Investments (Note 1)

September 30, 2007 (UNAUDITED)

Shares		Value (Note 1)
COMMON STOCKS: 96.64%
Consumer Discretionary: 9.52%
1,950	Harrah’s Entertainment, Inc.	$169,513
7,340	McDonald’s Corp.	399,810
9,480	Nike, Inc., Class B	556,097
4,830	Nordstrom, Inc.	226,479
13,630	The Walt Disney Co.	468,735
		1,820,634
Consumer Staples: 8.88%
6,240	Altria Group, Inc.	433,867
15,610	The Kroger Co.	445,197
8,410	PepsiCo, Inc.	616,117
2,890	Procter & Gamble Co.	203,283
		1,698,464
Energy: 10.35%
5,510	ConocoPhillips Corp.	483,613
5,620	Marathon Oil Corp.	320,452
5,940	Occidental Petroleum Corp.	380,635
4,660	Schlumberger, Ltd. (a)	489,300
4,530	Valero Energy Corp.	304,326
		1,978,326
Financials: 15.40%
9,080	ACE, Ltd.	549,976
6,430	American International Group, Inc.	434,989
11,080	Citigroup, Inc.	517,104
6,870	Federal National Mortgage Association	417,765
1,550	The Goldman Sachs Group, Inc.	335,947
7,340	MetLife, Inc.	511,818
2,810	Morgan Stanley	177,030
		2,944,629
Health Care: 9.72%
5,130	Cigna Corp.	273,378
7,600	Gilead Sciences, Inc. (b)	310,612

7,180	Merck & Co., Inc.	371,134
7,140	Thermo Fisher Scientific, Inc. (a) (b)	412,121
5,590	UnitedHealth Group, Inc.	270,724
4,950	Wyeth	220,522
		1,858,491
Industrials: 14.72%
2,010	3M Co.	188,096
2,450	Boeing Co.	257,226
3,650	Caterpillar, Inc.	286,270
5,710	CSX Corp.	243,988
1,880	Eaton Corp.	186,195
5,850	General Electric Co.	242,190
6,390	Honeywell International, Inc.	380,013
2,520	Paccar, Inc.	214,830
2,780	Parker Hannifin Corp.	310,887
2,440	Raytheon Co.	155,721
5,600	Textron, Inc.	348,376
		2,813,792
Information Technology: 18.37%
2,490	Apple, Inc. (b)	382,315
12,940	Cisco Systems, Inc. (b)	428,443
573	Google, Inc., Class A (b)	325,046
6,740	Hewlett-Packard Co.	335,584
3,430	International Business Machines Corp.	404,054
5,960	MEMC Electronic Materials, Inc. (b)	350,806
17,180	Microsoft Corp.	506,123
11,700	Nvidia Corp. (b)	424,008
9,700	Texas Instruments, Inc.	354,923
		3,511,302
Materials: 4.74%
3,272	Freeport-McMoRan Copper & Gold, Inc., Class B (a)	343,200
9,790	International Paper Co.	351,167
2,000	United States Steel Corp.	211,880
		906,247
Telecommunication Services: 3.21%
14,510	AT&T, Inc.	613,918

Utilities: 1.73%
3,760	Public Service Enterprise Group, Inc.	330,842
	Total Common Stocks (Cost $16,116,803)	18,476,645

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 3.23%
	Bank of America - London
$ 616,674	4.370%, due 10/01/07	616,674
	Total Short-Term Bank Debt Instruments (Cost $616,674)	616,674
	Total Investments: 99.87% (excluding investments purchased with cash collateral from securities loaned) (Cost $16,733,477)	19,093,319

Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 6.61%
1,264,405	Brown Brothers Investment Trust, Securities Lending Investment Fund (c)	1,264,405
	Total Investments Purchased With Cash Collateral From Securities Loaned (Cost $1,264,405)	1,264,405
	Total Investments: 106.48% (Cost $17,997,882)	20,357,724
	Net Other Assets and Liabilities: (6.48)%	(1,239,518)
	Net Assets: 100.00%	$19,118,206

(a)	Security, or portion of security, is currently on loan.

(b)	Non-income producing security.

(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 1)

Percentages are stated as a percent of net assets.

Forward Emerald Growth Fund

Portfolio of Investments (Note 1)

September 30, 2007 (UNAUDITED)

Shares		Value (Note 1)
COMMON STOCKS: 97.58%
Auto & Transportation: 2.64%
75,250	AAR Corp. (a)	$2,283,085
81,000	Wabtec Corp. (b)	3,034,260
		5,317,345
Consumer Discretionary: 17.38%
101,000	99 Cents Only Stores (a)	1,037,270
44,420	Aaron Rents, Inc., Class B	990,566
55,900	Bare Escentuals, Inc. (a)	1,390,233
53,257	California Pizza Kitchen, Inc. (a)	935,725
51,500	Coldwater Creek, Inc. (a)	559,290
69,620	CROCS, Inc. (a)	4,681,945
126,701	DiamondCluster International, Inc., Class A	1,165,649
37,600	The Geo Group, Inc. (a)	1,113,336
65,400	GSI Commerce, Inc. (a)	1,739,640
19,064	Hibbett Sporting Goods, Inc. (a)	472,787
155,406	Iconix Brand Group, Inc. (a)	3,697,109
89,640	Internap Network Services Corp. (a) (b)	1,270,199
70,500	Kenexa Corp. (a)	2,169,990
47,002	Lifetime Brands, Inc. (b)	953,671
121,820	LoopNet, Inc. (a)	2,502,183
86,100	Marvel Entertainment, Inc. (a) (b)	2,018,184
32,900	NutriSystem, Inc. (a) (b)	1,542,681
96,180	On Assignment, Inc. (a)	898,321
22,300	Pinnacle Entertainment, Inc. (a)	607,229
11,300	Tempur-Pedic International, Inc. (b)	403,975
28,300	THQ, Inc. (a)	706,934
13,600	WESCO International, Inc. (a)	583,984
350,500	The Wet Seal, Inc., Class A (a) (b)	1,356,435
36,750	World Fuel Services Corp. (b)	1,499,767
15,470	Zumiez, Inc. (a) (b)	686,404
		34,983,507
Consumer Staples: 0.66%
84,211	Chiquita Brands International, Inc. (a) (b)	1,333,060

Energy: 2.86%
54,820	Carrizo Oil & Gas, Inc. (a)	2,459,225
33,703	Hornbeck Offshore Services, Inc. (a) (b)	1,236,900
18,207	Lufkin Industries, Inc.	1,001,749
23,750	Whiting Petroleum Corp. (a)	1,055,688
		5,753,562
Financial Services: 5.52%
34,100	Bankrate, Inc. (a)	1,572,692
64,800	Prosperity Bancshares, Inc.	2,148,768
53,100	SVB Financial Group (a)	2,514,816
66,038	Texas Capital Bancshares, Inc. (a)	1,435,666
95,600	TheStreet.com, Inc.	1,157,716
32,915	United America Indemnity, Ltd., Class A (a)	708,002
50,468	Virginia Commerce Bancorp (a)	723,711
70,507	Wilshire Bancorp, Inc.	773,462
21,361	WisdomTree Investments, Inc. (a)	83,949
		11,118,782
Health Care: 18.90%
18,780	Adams Respiratory Therapeutics, Inc. (a) (b)	723,781
315,600	ADVENTRX Pharmaceuticals, Inc. (a)	811,092
65,360	Allscripts Healthcare Solutions, Inc. (a) (b)	1,766,681
75,173	American Medical Systems Holdings, Inc. (a) (b)	1,274,182
17,914	Analogic Corp.	1,142,197
29,800	BioMimetic Therapeutics, Inc. (a)	397,532
68,573	Bio-Reference Laboratories, Inc. (a)	2,315,024
71,101	Cardiome Pharma Corp. (a)	671,193
79,538	Cepheid, Inc. (a)	1,813,466
23,100	Emergency Medical Services Corp., Class A (a)	698,775
59,079	Gen-Probe, Inc. (a)	3,933,480
15,350	Hologic, Inc. (a)	936,350
10,250	Illumina, Inc. (a)	531,770
15,950	Immucor, Inc. (a)	570,213
17,600	Integra LifeSciences Holdings Corp. (a) (b)	855,008
39,861	IRIS International, Inc. (a)	765,331
112,418	LifeCell Corp. (a)	4,223,544
9,810	Masimo Corp. (a)	251,725
52,350	Micrus Endovascular Corp. (a)	956,435
60,598	Myriad Genetics, Inc. (a) (b)	3,160,186
13,905	NuVasive, Inc. (a)	499,607
111,395	Phase Forward, Inc. (a)	2,229,014
107,344	Psychiatric Solutions, Inc. (a)	4,216,472
73,430	The Spectranetics Corp. (a)	989,836

20,106	STARLIMS Technologies, Ltd. (a)	227,801
70,998	Third Wave Technologies, Inc. (a)	612,713
60,330	Tutogen Medical, Inc. (a)	693,795
48,101	Volcano Corp. (a)	790,780
		38,057,983
Materials & Processing: 4.66%
90,800	Airgas, Inc.	4,688,004
93,900	Apogee Enterprises, Inc.	2,435,766
52,036	Claymont Steel Holdings, Inc. (a)	1,053,729
20,010	Greif, Inc.	1,214,207
		9,391,706
Producer Durables: 14.18%
112,357	BE Aerospace, Inc. (a)	4,666,186
134,084	Environmental Tectonics Corp. (a)	455,886
35,585	FEI Co. (a)	1,118,437
8,610	Itron, Inc. (a) (b)	801,333
28,100	Kennametal, Inc.	2,359,838
54,631	Ladish Co., Inc. (a)	3,030,928
35,008	Met-Pro Corp.	566,429
36,017	Polycom, Inc. (a)	967,417
79,800	SBA Communications Corp., Class A (a)	2,815,344
14,897	Semitool, Inc. (a)	144,501
174,700	Smith & Wesson Holding Corp. (a) (b)	3,335,023
98,750	Taser International, Inc. (a)	1,549,387
56,100	Technitrol, Inc.	1,511,895
44,000	Triumph Group, Inc.	3,595,240
23,400	Varian Semiconductor Equipment Association, Inc. (a)	1,252,368
15,240	Verigy, Ltd. (a)	376,580
		28,546,792
Technology: 30.07%
75,510	AMIS Holdings, Inc. (a)	733,202
185,450	ANADIGICS, Inc. (a) (b)	3,352,936
64,183	Ansoft Corp. (a)	2,116,755
127,064	Ansys, Inc. (a)	4,341,777
59,300	Atheros Communications, Inc. (a)	1,777,221
99,059	Blackboard, Inc. (a) (b)	4,540,865
146,200	Brocade Communications Systems, Inc. (a)	1,251,472
28,780	Cogent Communications Group, Inc. (a)	671,725
13,850	Cognizant Technology Solutions Corp., Class A (a)	1,104,814
18,890	Daktronics, Inc.	514,186

46,617	DemandTec, Inc. (a)	636,322
33,335	Diodes, Inc. (a)	1,070,054
52,165	Fairchild Semiconductor International, Inc., Class A (a)	974,442
15,460	FLIR Systems, Inc. (a)	856,329
43,836	FormFactor, Inc. (a)	1,945,003
37,350	Foundry Networks, Inc. (a)	663,710
89,139	II-VI, Inc. (a)	3,077,970
130,001	Internet Capital Group, Inc. (a)	1,560,012
187,896	Ixia, Inc. (a)	1,638,453
25,000	j2 Global Communications, Inc. (a)	818,250
26,720	MICROS Systems, Inc. (a)	1,738,670
119,812	Microsemi Corp. (a)	3,340,359
48,585	Moldflow Corp. (a)	935,747
115,704	Novatel Wireless, Inc. (a) (b)	2,620,696
39,250	Nuance Communications, Inc. (a) (b)	757,918
128,300	ON Semiconductor Corp. (a)	1,611,448
35,550	SAVVIS, Inc. (a) (b)	1,378,629
22,510	ShoreTel, Inc. (a)	322,343
18,500	SiRF Technology Holdings, Inc. (a)	394,975
160,410	Skyworks Solutions, Inc. (a)	1,450,106
155,900	Smith Micro Software, Inc. (a)	2,503,754
49,700	SPSS, Inc. (a)	2,044,658
50,920	Supertex, Inc. (a) (b)	2,030,690
84,200	The Ultimate Software Group, Inc. (a)	2,938,580
72,436	Viasat, Inc. (a)	2,233,202
47,530	Volterra Semiconductor Corp. (a) (b)	583,668
		60,530,941
Utilities: 0.71%
65,290	Time Warner Telecom, Inc. (a)	1,434,421
	Total Common Stocks (Cost $147,671,405)	196,468,099

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 3.08%
	Wells Fargo & Co. - Grand Cayman
$ 6,208,068	4.370%, due 10/01/07	6,208,068
	Total Short-Term Bank Debt Instruments (Cost $6,208,068)	6,208,068
	Total Investments: 100.66% (excluding investments purchased with cash collateral from securities loaned) (Cost $153,879,473)	202,676,167

Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 16.68%
33,578,876	Brown Brothers Investment Trust, Securities Lending Investment Fund (c)	33,578,876
	Total Investments Purchased With Cash Collateral From Securities Loaned (Cost $33,578,876)	33,578,876
	Total Investments: 117.34% (Cost $187,458,348)	236,255,043
	Net Other Assets and Liabilities: (17.34%)	(34,921,101)
	Net Assets: 100.00%	$201,333,942

(a)	Non-income producing security.

(b)	Security, or portion of security, is currently on loan.

(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 1)

Percentages are stated as a percent of net assets.

Forward Hoover Small Cap Equity Fund

Portfolio of Investments (Note 1)

September 30, 2007 (UNAUDITED)

Shares		Value (Note 1)
COMMON STOCKS: 97.98%
Auto & Transportation: 1.61%
148,300	Gentex Corp.	$3,179,552
203,200	Titan International, Inc.	6,486,144
		9,665,696
Consumer Discretionary: 17.41%
90,300	AnnTaylor Stores Corp. (a)	2,859,801
227,600	California Pizza Kitchen, Inc. (a)	3,998,932
408,400	Callaway Golf Co.	6,538,484
181,400	Coinstar, Inc. (a)	5,835,638
222,700	Corrections Corp. of America (a)	5,828,059
223,700	DeVry, Inc.	8,279,137
268,200	The GEO Group, Inc. (a)	7,941,402
115,100	Insight Enterprises, Inc. (a)	2,970,731
51,300	Life Time Fitness, Inc. (a)	3,146,742
108,100	The Men’s Wearhouse, Inc.	5,461,212
162,500	Morton’s Restaurant Group, Inc. (a)	2,583,750
243,400	Rollins, Inc.	6,496,346
160,200	Scientific Games Corp., Class A (a) (b)	6,023,520
128,200	Sonic Corp. (a)	2,999,880
73,200	Stage Stores, Inc.	1,334,436
381,300	TeleTech Holdings, Inc. (a)	9,116,883
60,500	Tractor Supply Co. (a) (b)	2,788,445
116,400	United Natural Foods, Inc. (a)	3,168,408
119,900	Vail Resorts, Inc. (a) (b)	7,468,571
91,000	The Warnaco Group, Inc. (a)	3,555,370
145,100	Zumiez, Inc. (a) (b)	6,438,087
		104,833,834
Consumer Staples: 4.22%
105,100	Fresh Del Monte Produce, Inc. (b)	3,021,625
145,900	Longs Drug Stores Corp.	7,246,853
59,800	NBTY, Inc. (a)	2,427,880
179,300	Ruddick Corp.	6,013,722
463,300	SunOpta, Inc. (a)	6,713,217
		25,423,297
Energy: 8.05%
135,700	Bill Barrett Corp. (a) (b)	5,347,937
179,000	Dresser-Rand Group, Inc. (a)	7,645,090
72,300	Forest Oil Corp. (a)	3,111,792
54,800	Foundation Coal Holdings, Inc.	2,148,160
132,100	Goodrich Petroleum Corp. (a) (b)	4,187,570
139,900	NATCO Group, Inc. (a)	7,239,825

137,300	Oil States International, Inc. (a)	6,631,590
112,800	Penn Virginia Corp.	4,960,944
437,600	PetroHawk Energy Corp. (a)	7,185,392
		48,458,300
Financial Services: 12.06%
97,800	Advent Software, Inc. (a)	4,593,666
62,900	Alexandria Real Estate Equities, Inc.	6,054,754
135,300	Corporate Office Properties Trust	5,632,539
166,300	Digital Realty Trust, Inc. (b)	6,550,557
162,000	East West Bancorp, Inc.	5,825,520
108,900	First Community Bancorp.	5,957,919
73,100	optionsXpress Holdings, Inc.	1,910,834
213,400	Realty Income Corp. (b)	5,964,530
172,800	Signature Bank (a)	6,087,744
142,300	Texas Capital Bancshares, Inc. (a)	3,093,602
293,000	UCBH Holdings, Inc. (b)	5,121,640
143,900	UMB Financial Corp.	6,167,554
356,200	Waddell & Reed Financial, Inc., Class A	9,628,086
		72,588,945
Health Care: 16.35%
148,900	Amedisys, Inc. (a)	5,720,738
73,900	Analogic Corp.	4,711,864
108,900	Arthrocare Corp. (a)	6,086,421
309,751	Healthcare Services Group, Inc. (b)	6,278,653
175,600	Kendle International, Inc. (a)	7,292,668
370,800	Luminex Corp. (a) (b)	5,591,664
187,200	Martek Biosciences Corp. (a)	5,434,416
226,200	Medical Action Industries, Inc. (a)	5,351,892
92,300	Meridian Bioscience, Inc.	2,798,536
264,500	Nighthawk Radiology Holdings, Inc. (a) (b)	6,482,895
155,300	Owens & Minor, Inc.	5,915,377
174,700	PAREXEL International Corp. (a)	7,209,869
151,800	Pediatrix Medical Group, Inc. (a)	9,930,756
337,500	Perrigo Co.	7,205,625
257,900	PSS World Medical, Inc. (a)	4,933,627
180,300	West Pharmaceutical Services, Inc.	7,511,298
		98,456,299
Materials & Processing: 6.88%
83,200	The Andersons, Inc. (b)	3,995,264
204,400	Barnes Group, Inc.	6,524,448
42,900	Cabot Microelectronics Corp. (a)	1,833,975
150,700	Drew Industries, Inc. (a)	6,130,476
155,900	Dycom Industries, Inc. (a)	4,775,217
134,200	Dynamic Materials Corp.	6,426,838
194,200	Packaging Corp. of America	5,645,394
90,900	Quanta Services, Inc. (a)	2,404,305
47,200	Texas Industries, Inc.	3,705,200
		41,441,117

Producer Durables: 13.02%
152,150	AMETEK, Inc.	6,575,923
115,800	BE Aerospace, Inc. (a)	4,809,174
116,850	Bucyrus International, Inc., Class A	8,521,871
156,000	Donaldson Co., Inc.	6,514,560
149,300	Electro Scientific Industries, Inc. (a)	3,577,228
98,600	FEI Co. (a)	3,098,998
38,500	Kennametal, Inc.	3,233,230
152,600	The Manitowoc Co., Inc.	6,757,128
282,500	MasTec, Inc. (a)	3,974,775
93,600	The Middleby Corp. (a)	6,040,944
177,200	Tektronix, Inc.	4,915,528
129,200	Teledyne Technologies, Inc. (a)	6,897,988
80,300	Triumph Group, Inc.	6,561,313
110,500	Woodward Governor Co.	6,895,200
		78,373,860
Technology: 16.92%
145,800	ADC Telecommunications, Inc. (a)	2,859,138
89,700	ANSYS, Inc. (a)	3,065,049
119,500	CACI International, Inc., Class A (a)	6,105,255
260,700	Checkpoint Systems, Inc. (a)	6,879,873
312,100	Cypress Semiconductor Corp. (a) (b)	9,116,441
90,000	EDO Corp. (b)	5,040,900
137,100	FLIR Systems, Inc. (a)	7,593,969
314,800	Foundry Networks, Inc. (a)	5,593,996
578,500	Harmonic, Inc. (a)	6,137,885
189,300	Hutchinson Technology, Inc. (a)	4,656,780
162,100	Mantech International Corp. (a)	5,832,358
49,600	Micros Systems, Inc. (a)	3,227,472
346,600	Nuance Communications, Inc. (a) (b)	6,692,846
251,400	PerkinElmer, Inc.	7,343,394
157,200	Semtech Corp. (a)	3,219,456
245,500	Silicon Laboratories, Inc. (a)	10,252,080
129,700	Varian, Inc. (a)	8,250,217
		101,867,109
Utilities: 1.46%
64,500	Northwest Natural Gas Co.	2,947,650
104,400	Portland General Electric Co.	2,902,320
106,600	Vectren Corp.	2,909,114
		8,759,084
	Total Common Stocks (Cost $517,655,059)	589,867,541

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 1.85%
	CitiBank - Nassau
$ 7,219,742	4.370%, due 10/01/07	7,219,742
	Wells Fargo & Co. - Grand Cayman
3,923,450	4.370%, due 10/01/07	3,923,450
	Total Short-Term Bank Debt Instruments (Cost $11,143,192)	11,143,192
	Total Investments: 99.83% (excluding investments purchased with cash collateral from securities loaned) (Cost $528,798,251)	601,010,733

Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 9.70%
58,358,450	Brown Brothers Investment Trust, Securities Lending Investment Fund (c)	58,358,450
	Total Investments Purchased With Cash Collateral From Securities Loaned (Cost $58,358,450)	58,358,450
	Total Investments: 109.53% (Cost $587,156,701)	659,369,183
	Net Other Assets and Liabilities: (9.53%)	(57,364,548)
	Net Assets: 100.00%	$602,004,635

(a)	Non-income producing security.

(b)	Security, or portion of security, is currently on loan.

(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 1)

Percentages are stated as a percent of net assets.

Forward Hoover Mini-Cap Fund

Portfolio of Investments (Note 1)

September 30, 2007 (UNAUDITED)

Shares		Value (Note 1)
COMMON STOCKS: 97.37%
Auto & Transportation: 2.06%
46,400	LMI Aerospace, Inc. (a)	$1,074,160
35,800	Titan International, Inc.	1,142,736
		2,216,896
Consumer Discretionary: 16.57%
169,700	1-800-FLOWERS.COM, Inc. (a)	1,966,823
55,900	BJ’s Restaurants, Inc. (a)	1,176,695
53,900	California Pizza Kitchen, Inc. (a)	947,023
33,200	Coinstar, Inc. (a)	1,068,044
44,600	Cornell Cos., Inc. (a)	1,050,330
35,700	The GEO Group, Inc. (a)	1,057,077
47,100	Morton’s Restaurant Group, Inc. (a)	748,890
101,900	Nathan’s Famous, Inc. (a)	1,681,350
70,700	PetMed Express, Inc. (a)	990,507
116,000	PriceSmart, Inc.	2,737,600
65,200	Smith & Wesson Holding Corp. (a) (b)	1,244,668
44,600	Stage Stores, Inc.	813,058
115,800	The Topps Company, Inc.	1,122,102
27,900	Zumiez, Inc. (a) (b)	1,237,923
		17,842,090
Consumer Staples: 1.13%
83,800	SunOpta, Inc. (a)	1,214,262

Energy: 6.14%
29,500	Bill Barrett Corp. (a)	1,162,595
26,500	Carrizo Oil & Gas, Inc. (a)	1,188,790
23,500	Goodrich Petroleum Corp. (a) (b)	744,950
21,300	NATCO Group, Inc. (a)	1,102,275
25,000	Oil States International, Inc. (a)	1,207,500
28,500	T-3 Energy Services, Inc. (a)	1,215,240
		6,621,350
Financial Services: 10.73%
17,500	Advent Software, Inc. (a)	821,975
40,200	Calamos Asset Management, Inc.	1,134,846
60,700	CoBiz Financial, Inc.	1,039,184
47,000	Cohen & Steers, Inc.	1,740,410

37,100	Columbia Banking System, Inc.	1,180,522
40,000	KBW, Inc. (a)	1,151,200
39,000	KHD Humboldt Wedag International, Ltd. (a)	1,189,500
32,100	Signature Bank (a)	1,130,883
49,300	Texas Capital Bancshares, Inc. (a)	1,071,782
75,800	Thomas Weisel Partners Group, Inc. (a)	1,099,858
		11,560,160
Health Care: 15.25%
26,867	Amedisys, Inc. (a)	1,032,230
15,900	Analogic Corp.	1,013,784
114,500	eResearchTechnology, Inc. (a)	1,304,155
56,362	Healthcare Services Group, Inc. (b)	1,142,457
65,500	IRIS International, Inc. (a)	1,257,600
44,100	Kendle International, Inc. (a)	1,831,473
67,700	Luminex Corp. (a) (b)	1,020,916
34,900	Martek Biosciences Corp. (a)	1,013,147
41,600	Medical Action Industries, Inc. (a)	984,256
58,900	Medtox Scientific, Inc. (a)	1,204,505
47,900	Nighthawk Radiology Holdings, Inc. (a) (b)	1,174,029
61,300	Phase Forward, Inc. (a)	1,226,613
62,500	Psychemedics Corp.	1,084,375
98,900	Tutogen Medical, Inc. (a)	1,137,350
		16,426,890
Materials & Processing: 9.21%
51,900	AAON, Inc.	1,023,987
15,200	The Andersons, Inc. (b)	729,904
12,300	Cabot Microelectronics Corp. (a)	525,825
53,900	Calavo Growers, Inc.	1,062,908
26,700	CIRCOR International, Inc.	1,212,447
28,200	Dycom Industries, Inc. (a)	863,766
24,400	Dynamic Materials Corp.	1,168,516
102,500	Hill International, Inc. (a)	922,500
50,000	Landec Corp. (a)	773,000
27,800	RBC Bearings, Inc. (a)	1,066,130
17,400	Royal Gold, Inc.	569,850
		9,918,833
Producer Durables: 13.80%
35,100	Astec Industries, Inc. (a)	2,016,495
248,900	Basin Water, Inc. (a) (b)	2,944,487
39,200	Ducommun, Inc. (a)	1,266,160
41,800	Electro Scientific Industries, Inc. (a)	1,001,528
25,600	Hurco Cos., Inc. (a)	1,383,936

79,000	MasTec, Inc. (a)	1,111,530
16,700	The Middleby Corp. (a)	1,077,818
37,400	Plantronics, Inc.	1,067,770
33,100	Powell Industries, Inc. (a)	1,254,159
111,200	Taser International, Inc. (a)	1,744,728
		14,868,611
Technology: 22.48%
85,000	Acme Packet, Inc. (a)	1,310,700
26,300	ADC Telecommunications, Inc. (a)	515,743
66,700	BluePhoenix Solutions Ltd. (a) (b)	1,227,947
47,000	Checkpoint Systems, Inc. (a)	1,240,330
116,300	DivX, Inc. (a) (b)	1,729,381
37,000	EDO Corp. (b)	2,072,370
185,400	Harmonic, Inc. (a)	1,967,094
90,300	Hutchinson Technology, Inc. (a)	2,221,380
230,800	Iomega Corp. (a)	1,209,392
56,800	JDA Software Group, Inc. (a)	1,173,488
29,500	ManTech International Corp. (a)	1,061,410
13,800	MicroStrategy, Inc. (a)	1,094,892
64,800	NCI, Inc. (a)	1,226,016
38,500	NetLogic Microsystems, Inc. (a) (b)	1,390,235
86,200	Network Equipment Technologies, Inc. (a)	1,249,900
121,500	Secure Computing Corp. (a)	1,182,195
68,800	Ultra Clean Holdings, Inc. (a)	1,011,360
88,700	Virtusa Corp. (a)	1,330,500
		24,214,333
	Total Common Stocks (Cost $93,047,119)	104,883,425
Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 4.49%
	Bank of America - London
$ 4,839,455	4.370%, due 10/01/07	4,839,455
	Total Short-Term Bank Debt Instruments (Cost $4,839,455)	4,839,455
	Total Investments: 101.86% (excluding investments purchased with cash collateral from securities loaned) (Cost $97,886,574)	109,722,880

Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 13.07%
14,082,276	Brown Brothers Investment Trust, Securities Lending Investment Fund (c)	14,082,276
	Total Investments Purchased With Cash Collateral From Securities Loaned (Cost $14,082,276)	14,082,276
	Total Investments: 114.93% (Cost $111,968,850)	123,805,156
	Net Other Assets and Liabilities: (14.93%)	(16,084,139)
	Net Assets: 100.00%	$107,721,017

(a)	Non-income producing security.

(b)	Security, or portion of security, is currently on loan.

(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 1)

Percentages are stated as a percent of net assets.

Forward Legato Fund

Portfolio of Investments (Note 1)

September 30, 2007 (UNAUDITED)

Shares		Value (Note 1)
COMMON STOCKS: 98.93%
Autos & Transportation: 1.03%
2,600	Knight Transportation, Inc.	$44,746
1,775	Winnebago Industries, Inc.	42,387
		87,133
Consumer Discretionary: 12.92%
3,883	99 Cents Only Stores (a)	39,878
975	Advisory Board Co. (a)	57,008
1,104	Arbitron, Inc.	50,055
1,060	Bright Horizons Family Solutions, Inc. (a)	45,410
2,093	Carter’s, Inc. (a)	41,755
4,022	Casual Male Retail Group, Inc. (a)	36,037
4,601	Champion Enterprises, Inc. (a)	50,519
1,075	The Cheesecake Factory, Inc. (a)	25,230
3,017	Corinthian Colleges, Inc. (a)	48,001
1,902	Cox Radio, Inc., Class A (a)	24,821
1,163	DeVry, Inc.	43,043
3,391	Fleetwood Enterprises, Inc. (a)	28,993
5,784	Fred’s, Inc.	60,906
4,755	Gentex Corp.	101,947
2,452	GTSI Corp. (a)	27,548
1,650	Iconix Brand Group, Inc. (a)	39,254
1,875	LKQ Corp. (a)	65,269
2,950	LoJack Corp. (a)	55,932
925	Pool Corp.	23,107
1,250	Ritchie Bros. Auctioneers, Inc.	81,375
1,350	Select Comfort Corp. (a)	18,833
3,588	Sturm, Ruger & Co., Inc. (a)	64,261
1,391	Tenneco, Inc. (a)	43,135
1,180	Universal Technical Institute, Inc. (a)	21,240
		1,093,557

Consumer Staples: 4.31%
781	Chattem, Inc. (a)	55,076
4,119	Cott Corp. (a)	32,828
1,635	Hain Celestial Group, Inc. (a)	52,533
1,824	Lance, Inc.	41,988
2,510	MGP Ingredients, Inc.	25,778
1,755	Performance Food Group Co. (a)	52,878
2,150	United Natural Foods, Inc. (a)	58,523
1,030	USANA Health Sciences, Inc. (a)	45,063
		364,667
Energy: 6.78%
1,501	CARBO Ceramics, Inc.	76,146
1,501	Encore Acquisition Co. (a)	47,507
569	Exterran Holdings, Inc. (a)	45,719
1,195	Forest Oil Corp. (a)	51,433
1,219	Foundation Coal Holdings, Inc.	47,785
1,780	Global Industries, Ltd. (a)	45,853
1,075	St. Mary Land & Exploration Co.	38,345
700	Tesco Corp. (a)	19,005
2,035	W-H Energy Services, Inc., Class H (a)	150,081
1,178	Whiting Petroleum Corp. (a)	52,362
		574,236
Financial Services: 6.85%
1,925	Boston Private Financial Holdings, Inc.	53,592
1,926	Cedar Shopping Centers, Inc.	26,232
500	FactSet Research Systems, Inc.	34,275
1,925	Financial Federal Corp.	53,919
835	First Industrial Realty Trust, Inc.	32,457
911	Hanover Insurance Group, Inc.	40,257
634	Mid-America Apartment Communities, Inc.	31,605
1,325	Portfolio Recovery Associates, Inc.	70,318
1,300	PrivateBancorp, Inc.	45,292
1,800	Sun Communities, Inc.	54,144
400	TSX Group, Inc.	19,303

1,557	UCBH Holdings, Inc.	27,216
7,828	W Holding Co., Inc.	17,535
715	WestAmerica BanCorp.	35,614
1,150	World Acceptance Corp. (a)	38,042
		579,801
Health Care: 23.73%
2,605	American Medical Systems Holdings, Inc. (a)	44,155
3,125	Angiodynamics, Inc. (a)	58,906
1,035	ArthroCare Corp. (a)	57,846
6,717	Cepheid, Inc. (a)	153,148
1,250	Chemed Corp.	77,700
1,850	Computer Programs & Systems, Inc.	48,766
2,477	Gentiva Health Services, Inc. (a)	47,583
2,360	Greatbatch, Inc. (a)	62,752
864	Haemonetics Corp. (a)	42,699
774	ICU Medical, Inc. (a)	29,992
2,455	Integra LifeSciences Holdings Corp. (a)	119,264
825	Kensey Nash Corp. (a)	21,541
1,777	K-V Pharmaceutical Co., Class A (a)	50,822
1,180	Kyphon, Inc. (a)	82,600
1,075	Landauer, Inc.	54,782
1,196	Matria Healthcare, Inc. (a)	31,287
2,139	Medical Action Industries, Inc. (a)	50,609
2,145	Medicis Pharmaceutical Corp., Class A	65,444
1,090	Medtox Scientific, Inc. (a)	22,290
850	Mentor Corp.	39,143
1,425	Meridian Bioscience, Inc.	43,206
4,014	Merit Medical Systems, Inc. (a)	52,102
4,012	Neogen Corp. (a)	95,165
2,223	Par Pharmaceutical Cos., Inc. (a)	41,259
1,390	Pediatrix Medical Group, Inc. (a)	90,934
1,927	PSS World Medical, Inc. (a)	36,864
2,675	Psychemedics Corp.	46,411
1,175	Quality Systems, Inc.	43,040
2,750	Somanetics Corp. (a)	51,205
1,018	Sunrise Senior Living, Inc. (a)	36,007

2,944	SurModics, Inc. (a)	144,285
1,480	Techne Corp. (a)	93,358
1,801	U.S. Physical Therapy, Inc. (a)	26,655
735	Varian, Inc. (a)	46,753
		2,008,573
Industrials: 15.98%
728	Acuity Brands, Inc.	36,749
764	Alexander & Baldwin, Inc.	38,299
2,093	American Commercial Lines, Inc. (a)	49,667
829	American Science & Engineering, Inc.	51,945
910	BE Aerospace, Inc. (a)	37,792
5,340	C&D Technologies, Inc. (a)	26,593
2,600	DiamondCluster International, Inc., Class A	23,920
4,455	First Consulting Group, Inc. (a)	45,887
1,285	Forward Air Corp.	38,267
1,320	G&K Services, Inc., Class A	53,064
617	GATX Corp.	26,377
1,008	General Cable Corp. (a)	67,657
2,086	General Maritime Corp.	58,220
958	IDEX Corp.	34,862
3,235	Innerworkings, Inc. (a)	55,739
3,294	LSI Industries, Inc.	67,593
1,610	Mobile Mini, Inc. (a)	38,898
3,025	Raven Industries, Inc.	121,151
2,465	Resources Connection, Inc.	57,065
1,460	Robbins & Myers, Inc.	83,643
5,410	Rollins, Inc.	144,393
1,035	School Specialty, Inc. (a)	35,842
1,820	Stericycle, Inc. (a)	104,031
1,486	Wabtec Corp.	55,666
		1,353,320
Materials & Processing: 4.64%
1,050	AMCOL International Corp.	34,745
544	Brush Engineered Materials, Inc. (a)	28,228
1,288	Commercial Metals Co.	40,765

1,315	Compass Minerals International, Inc.	44,763
3,550	Landec Corp. (a)	54,883
1,725	Simpson Manufacturing Co., Inc.	54,941
3,205	Spartech Corp.	54,677
2,245	Symyx Technologies, Inc. (a)	19,509
1,919	Terra Industries, Inc. (a)	59,988
		392,499
Producer Durables: 1.57%
3,450	A.S.V., Inc. (a)	48,404
850	Curtiss-Wright Corp.	40,375
1,075	Franklin Electric Co., Inc.	44,193
		132,972
Technology: 20.53%
1,050	Advent Software, Inc. (a)	49,318
4,085	Ansoft Corp. (a)	134,723
2,450	ANSYS, Inc. (a)	83,717
1,725	Avocent Corp. (a)	50,232
2,750	Blackbaud, Inc.	69,410
1,550	Blackboard, Inc. (a)	71,052
1,032	CACI International, Inc., Class A (a)	52,725
7,945	Digi International, Inc. (a)	113,137
2,735	Echelon Corp. (a)	68,402
4,814	ENGlobal Corp. (a)	54,928
5,980	Entegris, Inc. (a)	51,906
1,941	EPIQ Systems, Inc. (a)	36,530
810	F5 Networks, Inc. (a)	30,124
1,250	FARO Technologies, Inc. (a)	55,187
2,925	II-VI, Inc. (a)	101,000
2,950	Innovative Solutions & Support, Inc. (a)	55,961
1,316	ManTech International Corp., Class A (a)	47,350
1,952	Maximus, Inc.	85,068
2,990	National Instruments Corp.	102,647
1,860	Power Integrations, Inc. (a)	55,261
1,550	Rimage Corp. (a)	34,782
1,442	Rudolph Technologies, Inc. (a)	19,943
2,150	Semtech Corp. (a)	44,032

2,410	Stratasys, Inc. (a)	66,420
900	Tech Data Corp. (a)	36,108
750	Trimble Navigation, Ltd. (a)	29,407
1,785	Ultimate Software Group, Inc. (a)	62,297
473	Varian Semiconductor Equipment Associates, Inc. (a)	25,315
1,970	Verint Systems, Inc. (a)	51,220
		1,738,202
Telecommunications: 0.59%
3,469	Alaska Communications Systems Group, Inc.	50,127
	Total Common Stocks (Cost $6,563,448)	8,375,087

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 1.30%
	Brown Brothers Harriman & Co. - Grand Cayman
$ 110,637	4.370%, due 10/01/07	110,637
	Total Short-Term Bank Debt Instruments (Cost $110,637)	110,637
	Total Investments: 100.23% (Cost $6,674,085)	8,485,724
	Net Other Assets and Liabilities: (0.23)%	(19,807)
	Net Assets: 100.00%	$8,465,917

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

Forward Emerald Banking and Finance Fund

Portfolio of Investments (Note 1)

September 30, 2007 (UNAUDITED)

Shares		Value (Note 1)
COMMON STOCKS: 93.71%
Financial Services: 93.71%
Banks Regional: 55.76%
147,308	Access National Corp.	$1,163,733
66,319	Bank of The Ozarks, Inc. (a)	2,024,719
59,300	Camden National Corp.	2,074,314
146,927	Cascade Financial Corp.	2,252,391
41,847	Central Pacific Financial Corp.	1,221,932
54,012	CoBiz Financial, Inc. (a)	924,685
88,632	Codorus Valley Bancorp, Inc.	1,612,216
138,600	Colonial Bancgroup, Inc.	2,996,532
4,400	Cullen/Frost Bankers, Inc.	220,528
44,855	East Penn Financial Corp.	634,698
171,218	East West Bancorp, Inc.	6,156,999
59,000	Encore Bancshares, Inc. (b)	1,240,770
45,246	Enterprise Financial Services Corp. (a)	1,101,288
150,581	First Regional Bancorp (b)	3,693,752
242,638	First Security Group, Inc.	2,426,380
20,000	F.N.B. Corp. (a)	330,800
40,700	FNB Corp.	1,224,663
106,024	Gateway Financial Holdings, Inc.	1,668,818
45,000	Great Southern Bancorp, Inc. (a)	1,117,800
60,700	Heartland Financial USA, Inc. (a)	1,247,385
30,300	Heritage Commerce Corp.	641,451
77,502	International Bancshares Corp.	1,681,793
122,461	Lakeland Financial Corp.	2,830,074
125,478	MetroCorp Bancshares, Inc.	2,020,196
18,900	Pinnacle Financial Partners, Inc. (b)	544,698
166,131	Preferred Bank	6,535,594
52,500	Princeton National Bancorp, Inc.	1,371,825
52,300	Private Bancorp, Inc. (a)	1,822,132
246,088	Prosperity Bancshares, Inc.	8,160,278
15,700	Sandy Springs Bancorp, Inc.	472,884
63,345	Signature Bank (b)	2,231,644
165,086	Smithtown Bancorp, Inc. (a)	3,836,599
122,438	Southwest Bancorp, Inc.	2,304,283
255,074	Superior Bancorp (a) (b)	2,252,303
89,480	SVB Financial Group (b)	4,237,773
276,380	Texas Capital Bancshares, Inc. (b)	6,008,501
29,445	Union Bankshares Corp.	668,696

55,652	United Community Banks, Inc.	1,364,587
247,129	Virginia Commerce Bancorp, Inc. (b)	3,543,830
23,153	Virginia Financial Group, Inc. (a)	440,139
68,300	West Coast Bancorp	1,940,403
63,800	Western Alliance Bancorp (a) (b)	1,503,766
215,549	Wilshire Bancorp, Inc.	2,364,573
		94,112,425
Diversified Financial Services: 2.41%
70,233	Stifel Financial Corp. (a) (b)	4,062,277
Financial Information Services: 2.72%
38,147	Bankrate, Inc. (b)	1,759,340
14,200	Duff & Phelps Corp., Class A (b)	260,570
211,800	TheStreet.com, Inc.	2,564,898
		4,584,808
Financial Miscellaneous: 4.31%
218,850	Advanta Corp., Class B	6,000,867
124,990	Sanders Morris Harris Group, Inc. (a)	1,268,648
		7,269,515
Insurance Carriers: Property & Casualty: 15.62%
139,700	Amtrust Financial Services, Inc. (a)	2,119,249
17,506	Argo Group International Holdings, Ltd. (b)	761,686
38,900	Erie Indemnity Co., Class A	2,377,957
185,500	First Mercury Financial Corp. (b)	3,990,105
39,000	Meadowbrook Insurance Group, Inc. (b)	351,390
66,230	Mercer Insurance Group, Inc.	1,171,609
74,700	Navigators Group, Inc. (b)	4,052,475
135,081	Philadelphia Consolidated Holding Corp. (b)	5,584,249
56,200	SeaBright Insurance Holdings, Inc. (b)	959,334
232,354	United America Indemnity, Ltd., Class A (b)	4,997,934
		26,365,988
Insurance: Multi-Line: 0.89%
125,979	Brooke Corp.	1,245,932
9,100	HCC Insurance Holdings, Inc.	260,624
		1,506,556
Investment Management Companies: 5.14%
61,300	Affiliated Managers Group, Inc. (a) (b)	7,816,363
32,100	Waddell & Reed Financial, Inc., Class A	867,663
		8,684,026

Real Estate Investment Trusts: 3.76%
52,300	American Campus Communities, Inc.	1,531,867
170,800	Hersha Hospitality Trust, Class A	1,690,920
75,800	National Retail Properties, Inc. (a)	1,848,004
82,000	Urstadt Biddle Properties, Inc., Class A	1,268,540
		6,339,331
Savings & Loans: 0.81%
31,714	Citizens First Corp.	398,011
20,200	Guaranty Federal Bancshares, Inc.	606,505
37,100	Westfield Financial, Inc.	360,241
		1,364,757
Securities Brokerage & Service: 2.29%
40,000	Investment Technology Group, Inc. (b)	1,719,200
23,700	JMP Group, Inc.	222,306
22,900	KBW, Inc. (b)	659,062
38,700	Raymond James Financial, Inc.	1,271,295
		3,871,863
	Total Common Stocks (Cost $123,362,520)	158,161,546

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 5.43%
	CitiBank - Nassau
$ 9,169,398	4.370%, due 10/01/07	9,169,398
	Total Short-Term Bank Debt Instruments (Cost $9,169,398)	9,169,398
	Total Investments: 99.14% (excluding investments purchased with cash collateral from securities loaned) (Cost $132,531,918)	167,330,944

Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 16.07%
27,124,341	Brown Brothers Investment Trust, Securities Lending Investment Fund (c)	27,124,341
	Total Investments Purchased With Cash Collateral From Securities Loaned (Cost $27,124,341)	27,124,341
	Total Investments: 115.21% (Cost $159,656,259)	194,455,285

Net Other Assets and Liabilities: (15.21%)	(25,673,833)
Net Assets: 100.00%	$168,781,452

(a)	Security, or portion of security, is currently on loan.

(b)	Non-income producing security.

(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 1)

Percentages are stated as a percent of net assets.

Forward Emerald Opportunities Fund

Portfolio of Investments (Note 1)

September 30, 2007 (UNAUDITED)

Shares		Value (Note 1)
COMMON STOCKS: 87.92%
Auto & Transportation: 1.01%
500	DryShips, Inc.	$45,425
500	Genco Shipping & Trading, Ltd. (a)	32,765
1,000	Spartan Motors, Inc. (a)	16,830
		95,020
Consumer Discretionary: 11.92%
1,500	Bare Escentuals, Inc. (b)	37,305
1,500	Coach, Inc. (b)	70,905
2,500	CROCS, Inc. (b)	168,125
400	Google, Inc., Class A (b)	226,908
3,000	GSI Commerce, Inc. (b) (c)	79,800
5,000	Iconix Brand Group, Inc. (b)	118,950
500	Las Vegas Sands Corp. (a) (b)	66,710
1,500	LoopNet, Inc. (b)	30,810
1,100	MGM MIRAGE (b)	98,384
500	NutriSystem, Inc. (a) (b)	23,445
300	Sears Holdings Corp. (a) (b)	38,160
1,300	Under Armour, Inc., Class A (b)	77,766
1,500	Urban Outfitters, Inc. (b)	32,700
4,000	The Wet Seal, Inc., Class A (b)	15,480
800	Zumiez, Inc. (b)	35,496
		1,120,944
Consumer Staples: 3.14%
1,500	Altria Group, Inc. (c)	104,295
6,500	Chiquita Brands International, Inc. (a) (b)	102,895
1,200	PepsiCo, Inc.	87,912
		295,102
Energy: 7.79%
1,000	Cameron International Corp. (b)	92,290
2,000	Carrizo Oil & Gas, Inc. (b)	89,720
5,000	Evergreen Energy, Inc. (b)	25,500
1,000	Exxon Mobil Corp.	92,560
1,100	Grant Prideco, Inc. (b)	59,972
2,500	Halliburton Co. (c)	96,000
2,000	Mitcham Industries, Inc. (b)	38,560
700	Penn Virginia Corp.	30,786
1,000	Schlumberger, Ltd. (a)	105,000
900	Transocean, Inc. (b)	101,745
		732,133

Financial Services: 4.51%
1,000	Bank of America Corp.	50,270
1,200	Citigroup, Inc.	56,004
30,000	Health Benefits Direct Corp. (b)	66,000
500	IntercontinentalExchange, Inc. (b)	75,950
44,600	WisdomTree Investments, Inc. (b)	175,278
		423,502
Health Care: 12.95%
9,800	ADVENTRX Pharmaceuticals, Inc. (b)	25,186
1,000	Allscripts Healthcare Solutions, Inc. (a) (b)	27,030
1,700	Amylin Pharmaceuticals, Inc. (b)	85,000
3,200	Alnylam Pharmaceuticals, Inc. (a) (b)	104,864
2,000	American Medical Systems Holdings, Inc. (a) (b)	33,900
1,600	Biomimetic Therapeutics, Inc. (b)	21,344
6,000	Cardiome Pharma Corp. (b)	56,640
1,500	Celgene Corp. (b) (c)	106,965
6,000	Cepheid, Inc. (b)	136,800
1,500	Dr. Reddy’s Laboratories, Ltd., ADR (a) (d)	24,540
1,400	E.I. Du Pont de Nemours & Co. (c)	69,384
1,500	Illumina, Inc. (b)	77,820
8,000	Inovio Biomedical Corp. (b)	10,800
1,900	Micrus Endovascular Corp. (b)	34,713
3,000	Myriad Genetics, Inc. (a) (b)	156,450
3,500	Phase Forward, Inc. (b)	70,035
4,000	PolyMedix, Inc. (b)	4,600
3,000	Schering-Plough Corp.	94,890
5,515	Third Wave Technologies, Inc. (b)	47,594
2,500	Tutogen Medical, Inc. (b)	28,750
		1,217,305
Materials & Processing: 6.83%
3,500	Apogee Enterprises, Inc.	90,790
3,000	Calgon Carbon Corp. (a) (b)	41,880
4,000	Claymont Steel Holdings, Inc. (b)	81,000
1,500	Harsco Corp.	88,905
2,000	Landec Corp. (b)	30,920
1,000	L.B. Foster Co. (b)	43,460
700	Mettler-Toledo International, Inc. (b)	71,400
1,500	Michael Baker Corp. (b)	73,515
1,400	Monsanto Co. (c)	120,036
		641,906
Producer Durables: 6.45%
2,700	BE Aerospace, Inc. (b) (c)	112,131
12,000	C&D Technologies, Inc. (a) (b)	59,760
6,500	EMC Corp. (b) (c)	135,200
4,500	General Electric Co. (c)	186,300
1,100	Goodrich Corp.	75,053
2,000	Smith & Wesson Holding Corp. (a) (b)	38,180
		606,624

Technology: 32.81%
20,000	Airspan Networks, Inc. (b)	50,000
5,000	ANADIGICS, Inc. (b)	90,400
1,000	Ansoft Corp. (b)	32,980
1,000	Apple, Inc. (b)	153,540
2,500	Atheros Communications, Inc. (b)	74,925
1,600	Bankrate, Inc. (b)	73,792
2,000	Blackboard, Inc. (a) (b)	91,680
6,000	Brocade Communications Systems, Inc. (b)	51,360
7,000	Callidus Software, Inc. (b) (c)	60,200
4,000	C-COR, Inc. (b)	45,960
2,000	Ciena Corp. (b)	76,160
3,700	Cisco Systems, Inc. (b)	122,507
1,100	Cognizant Technology Solutions Corp. (b)	87,747
1,500	Cypress Semiconductor Corp. (b)	43,815
1,000	FLIR Systems, Inc. (b)	55,390
1,700	Gen-Probe, Inc. (b)	113,186
3,000	Hewlett-Packard Co. (c)	149,370
700	Hologic, Inc. (b)	42,700
3,700	II-VI, Inc. (b)	127,761
4,000	InterDigital Communciations Corp. (b)	83,120
1,800	International Business Machines Corp. (c)	212,040
14,000	Internet Capital Group, Inc. (b)	168,000
2,500	LifeCell Corp. (b) (c)	93,925
800	MEMC Electronic Materials, Inc. (b) (c)	47,088
3,000	Micron Technology, Inc. (b)	33,300
900	Micros Systems, Inc. (b)	58,563
3,000	Microsemi Corp. (b)	83,640
5,200	Moldflow Corp. (b)	100,152
5,000	NaviSite, Inc. (b)	43,950
2,000	Novatel Wireless, Inc. (a) (b)	45,300
2,250	Nvidia Corp. (b)	81,540
2,000	Oracle Corp. (b)	43,300
7,000	Sangamo Biosciences, Inc. (b)	98,770
4,000	Smith Micro Software, Inc. (b)	64,240
5,000	TerreStar Corp. (b)	48,150
7,500	TheStreet.com, Inc.	90,825
10,000	UCN, Inc. (b)	40,000
1,230	VMware, Inc. (a) (b)	104,550
		3,083,926
Utilities: 0.51%
2,000	Comcast Corp., Class A (b) (c)	48,360
	Total Common Stocks (Cost $7,017,371)	8,264,822

Contracts
OPTIONS PURCHASED: 2.35%
Calls: 2.21%
	Bank of America Corp.
40	Expiration: November 2007 at $50.00	7,480
	Bristol-Myers Squibb Co.
25	Expiration: December 2007 at $35.00	238
	C-COR, Inc.
40	Expiration: December 2007 at $12.50	1,800
	Celgene Corp.
30	Expiration: October 2007 at $65.00	19,800
	DryShips, Inc.
10	Expiration: October 2007 at $70.00	21,600
	Force Protection, Inc.
20	Expiration: December 2007 at $20.00	7,400
	Genco Shipping & Trading, Ltd.
20	Expiration: October 2007 at $60.00	13,400
	Gen-Probe, Inc.
20	Expiration: February 2008 at $65.00	12,500
	Google, Inc., Class A
5	Expiration: October 2007 at $540.00	17,000
	Hologic, Inc.
15	Expiration: October 2007 at $55.00	9,450
	Immucor, Inc.
15	Expiration: October 2007 at $35.00	3,000
	InterDigital, Inc.
40	Expiration: December 2007 at $25.00	4,200
	Internet Capital Group, Inc.
50	Expiration: October 2007 at $10.00	10,625
	Jarden Corp.
20	Expiration: January 2008 at $40.00	650
	Novatel Wireless, Inc.
30	Expiration: December 2007 at $30.00	1,050
	NutriSystem, Inc.
20	Expiration: October 2007 at $55.00	960
15	Expiration: October 2007 at $60.00	188
	Palomar Medical Technologies, Inc.
25	Expiration: November 2007 at $35.00	562
	Peabody Energy Corp.
10	Expiration: October 2007 at $45.00	3,500
	Psychiatric Solutions, Inc.
20	Expiration: October 2007 at $35.00	8,900
15	Expiration: October 2007 at $40.00	1,650
	Terex Corp.
20	Expiration: October 2007 at $85.00	11,000
	Under Armour, Inc., Class A
10	Expiration: October 2007 at $65.00	1,050
	VMware, Inc.
10	Expiration: October 2007 at $75.00	11,170
30	Expiration: October 2007 at $80.00	21,150
40	Expiration: October 2007 at $85.00	18,000
		208,323

Puts: 0.14%
	Huntington Bancshares, Inc.
20	Expiration: October 2007 at $17.50	1,750
	S&P 100 Index
30	Expiration: October 2007 at $680.00	8,250
	Take-Two Interactive Software, Inc.
50	Expiration: October 2007 at $12.50	250
	YRC Worldwide, Inc.
10	Expiration: October 2007 at $30.00	2,850
		13,100
	Total Options Purchased (Cost $229,922)	221,423

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 10.55%
	Wells Fargo & Co. - Grand Cayman
$ 991,957	4.370%, due 10/01/07	991,957
	Total Short-Term Bank Debt Instruments (Cost $991,957)	991,957
	Total Investments: 100.82% (excluding investments purchased with cash collateral from securities loaned) (Cost $8,239,250)	9,478,202

Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 10.80%
1,014,823	Brown Brothers Investment Trust, Securities Lending Investment Fund (e)	1,014,823
	Total Investments Purchased With Cash Collateral From Securities Loaned (Cost $1,014,823)	1,014,823
	Total Investments: 111.62% (Cost $9,254,073)	10,493,025
	Net Other Assets and Liabilities: (11.62%)	(1,092,502)
	Net Assets: 100.00%	$9,400,523

Shares
SCHEDULE OF SECURITIES SOLD SHORT
(2,000)	Arctic Cat, Inc.	$(32,720)
(2,000)	Arkansas Best Corp.	(65,320)
(2,000)	Boston Scientific Corp.	(27,900)
(4,000)	INVESTools, Inc.	(48,360)
(5,000)	Neurometrix, Inc.	(43,650)

(3,000)	Take-Two Interactive Software, Inc.	(51,240)
	Total Securities Sold Short (Proceeds $318,284)	$(269,190)

(a)	Security, or portion of security, is currently on loan.

(b)	Non-income producing security.

(c)	Security, or portion of security, is being held as a collateral for short sales.

(d)	ADR - American Depositary Receipt.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 1)

Percentages are stated as a percent of net assets.

Forward Global Emerging Markets Fund

Portfolio of Investments (Note 1)

September 30, 2007 (UNAUDITED)

Shares		Value (Note 1)
COMMON STOCKS: 94.53%
Argentina: 1.31%
13,400	Banco Macro SA, ADR (a)	$394,094
26,600	Telecom Argentina SA, Sponsored ADR (a) (b)	653,030
		1,047,124
Brazil: 12.34%
46,774	Brasil Telecom Participacoes SA	695,613
90,046	Companhia Vale Do Rio Doce	3,059,501
18,736	GVT Holding SA, Ltd. (b)	398,638
28,842	Lojas Renner SA	576,211
47,865	Petroleo Brasileiro SA, ADR (a)	3,096,866
14,270	Tim Participacoes SA, ADR (a) (c)	578,791
10,798	Unibanco-Uniao de Bancos Brasileiros SA, GDR (d)	1,420,477
		9,826,097
China: 19.88%
191,380	Aluminum Corporation of China, Ltd.	550,222
198,000	China Coal Energy Co. (b)	588,357
1,610,533	China Construction Bank Corp.	1,468,858
187,000	China Mobile, Ltd.	3,062,202
191,514	China National Building Material Co., Ltd.	630,673
249,250	China Overseas Land & Investment, Ltd.	568,791
132,000	China Resources Enterprise, Ltd.	560,340
231,579	China Unicom, Ltd.	479,015
965,000	CNOOC, Ltd.	1,621,191
930,000	Denway Motors, Ltd.	539,539
23,026	Focus Media Holding, Ltd., ADR (a) (b) (c)	1,335,968
400	Great Wall Motor Co., Ltd.	592
124,457	Hopson Development Holdings, Ltd.	414,651
864,000	Maanshan Iron & Steel Co., Ltd.	944,706
1,033,000	Shanghai Electric Group Co., Ltd.	805,261
161,000	Shanghai Industrial Holdings, Ltd.	803,566
17,932	Sohu.com, Inc. (a) (c)	676,216
554,000	Zhejiang Expressway Co., Ltd.	786,761
		15,836,909
Egypt: 1.11%
5,228	Orascom Construction Industries Co., GDR (d)	884,839

Hong Kong: 4.21%
212,542	Industrial and Commercial Bank of China Asia, Ltd.	593,292
46,800	Melco PBL Entertainment Macau, Ltd. (a) (b) (c)	772,200
362,000	Pacific Basin Shipping, Ltd.	759,963
1,988,000	Wasion Meters Group, Ltd.	1,224,943
		3,350,398
Hungary: 0.51%
1,920	Richter Gedeon Rt., Sponsored GDR (d)	408,480

India: 5.02%
41,300	Dr. Reddy’s Laboratories, Ltd., ADR (a) (c)	675,668
11,100	ICICI Bank, Ltd., Sponsored ADR (a)	585,192
20,100	Patni Computer Systems, Ltd., ADR (a) (c)	469,335
16,436	Satyam Computer Services, Ltd., ADR (a)	425,528
10,276	State Bank of India, GDR (d)	1,154,920
35,828	Tata Motors, Ltd., Sponsored ADR (a) (c)	685,748
		3,996,391
Indonesia: 2.69%
1,117,415	PT Bank Mandiri Tbk	430,715
610,813	PT Bank Rakyat Indonesia Tbk	440,827
1,766,500	PT Bumi Resources Tbk	690,567
11,813	PT Telekomunikasi Indonesia, Sponsored ADR (a) (c)	576,711
		2,138,820
Israel: 1.26%
22,500	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (a)	1,000,575

Malaysia: 2.18%
200,900	Bumiputra-Commerce Holdings Berhad	630,852
247,300	Gamuda Berhad	638,662
163,300	Telekom Malaysia Berhad	464,860
		1,734,374
Mexico: 3.03%
23,903	America Movil SA de CV, ADR, Series L (a)	1,529,792
317,607	Consorcio ARA SAB de CV	425,416
115,146	Grupo Financiero Banorte SA de CV, Class O	455,850
		2,411,058
Philippines: 0.49%
1,090,155	Ayala Land, Inc.	393,230
3	Philippine Long Distance Telephone Co.	194
		393,424

Russia: 10.83%
33,200	Magnitogorsk Iron & Steel Works, Sponsored GDR (d)	502,980
13,300	Mobile TeleSystems OJSC, Sponsored ADR (a)	921,823
70,702	OAO Gazprom, Sponsored ADR (a)	3,117,958
15,596	OAO LUKOIL, Sponsored ADR (a)	1,296,028
19,851	OAO Vimpel-Communications, Sponsored ADR (a)	536,771
6,070	RAO Unified Energy System, GDR, Registered Shares (b) (d)	739,326
362,936	Sberbank	1,513,443
		8,628,329
Slovakia: 0.00% (e)
525	Chirana Prema AS (b)	0

South Africa: 2.44%
33,021	Barloworld, Ltd.	621,184
26,683	Impala Platinum Holdings, Ltd.	929,546
25,774	Sappi, Ltd.	390,951
		1,941,681
South Korea: 14.15%
24,690	Doosan Construction & Engineering Co., Ltd. (b)	389,828
1	Hanjin Heavy Industries & Construction Co., Ltd. (b)	42
4,231	Hanjin Heavy Industries & Construction Co., Ltd. (b)	376,777
5,336	Hyundai Department Store Co., Ltd.	641,346
7,386	Hyundai Development Co.	690,016
12,759	Kookmin Bank	1,062,321
10,062	LG Corp.	692,642
15,950	LG Dacom Corp.	483,624
5,952	LG Electronics, Inc.	556,049
3,626	NHN Corp. (b)	839,146
1,274	POSCO	936,847
10,931	Samsung Corp.	803,820
1,455	Samsung Electronics Co., Ltd.	914,144
2,193	Samsung Fire & Marine Insurance Co., Ltd.	472,051
15,176	Shinhan Financial Group Co., Ltd.	991,614
1,394	Shinsegae Co., Ltd.	970,256
2,574	SK Energy Co., Ltd. (b)	450,000
		11,270,523
Taiwan: 9.91%
503,392	Advanced Semiconductor Engineering, Inc.	552,212
418,477	AU Optronics Corp.	721,932
253,485	Cathay Financial Holding Co., Ltd.	599,633
560,600	Chinatrust Financial Holding Co., Ltd. (b)	411,410

649,415	First Financial Holding Co., Ltd.	464,650
159,757	Hon Hai Precision Industry Co., Ltd.	1,204,234
55,700	MediaTek, Inc.	1,003,573
306,000	Nan Ya Plastics Corp.	796,997
249,458	Siliconware Precision Industries Co.	561,825
313,000	Taiwan Fertilizer Co., Ltd.	755,765
536,800	Uni-President Enterprises Corp.	822,430
		7,894,661
Thailand: 1.50%
239,254	Kasikornbank Public Co., Ltd.	575,885
63,500	PTT Public Co., Ltd.	622,494
		1,198,379
Turkey: 1.67%
220,191	Turkiye Is Bankasi AS, Class C	1,331,727
	Total Common Stocks (Cost $48,084,432)	75,293,789
INVESTMENT HOLDING COMPANIES: 0.79%
Vietnam: 0.79%
12,556	Vietnam Growth Fund, Ltd. (b)	373,541
26,000	Vietnam Resource Investments Holdings, Ltd. (b)	253,500
	Total Investment Holding Companies (Cost $608,359)	627,041
PREFERRED STOCKS: 1.48%
Brazil: 1.48%
20,375	Banco Bradesco SA, Preference No Par	596,800
27,613	Cia Energetica de Minas Gerais, Preference	586,004
	Total Preferred Stocks (Cost $602,796)	1,182,804
RIGHTS & WARRANTS: 0.03%
China: 0.03%
26,437	China Overseas Land & Investment, Ltd., Warrants (b)	21,731

Thailand: 0.00% (e)
47,704	True Corporation Public Co., Ltd., Rights (b)	0
	Total Rights & Warrants (Cost $0)	21,731

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.82%
	Bank of America - London
$ 656,000	4.370%, 10/01/07	656,000
	Total Short-Term Bank Debt Instruments (Cost $656,000)	656,000
	Total Investments: 97.65% (excluding investments purchased with cash collateral from securities loaned) (Cost $49,951,587)	77,781,365

Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 6.57%
5,230,371	Brown Brothers Investment Trust, Securities Lending Investment Fund (f)	5,230,371
	Total Investments Purchased With Cash Collateral From Securities Loaned (Cost $5,230,371)	5,230,371
	Total Investments: 104.22% (Cost $55,181,958)	83,011,736
	Net Other Assets and Liabilities: (4.22)%	(3,360,395)
	Net Assets: 100.00%	$79,651,341

(a)	ADR - American Depositary Receipt.

(b)	Non-income producing security.

(c)	Security, or portion of security, is currently on loan.

(d)	GDR - Global Depositary Receipt.

(e)	Amount represents less than 0.01%.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 1)

Percentages are stated as a percent of net assets.

Forward International Equity Fund

Portfolio of Investments (Note 1)

September 30, 2007 (UNAUDITED)

Shares		Value (Note 1)
COMMON STOCKS: 98.13%
Australia: 0.87%
25,693	AMP, Ltd.	$240,298
85,932	Dyno Nobel, Ltd. (a)	205,880
9,992	Iluka Resources, Ltd. (a)	48,943
16,668	United Group, Ltd. (a)	274,065
		769,186
Austria: 1.36%
8,223	Raiffeisen International Bank Holding AG (d)	1,201,867

Belgium: 0.99%
9,080	Delhaize Group	870,077

Brazil: 1.88%
5,741	Companhia de Bebidas das Americas, ADR (b)	419,839
6,305	Petroleo Brasileiro SA, ADR (b)	407,933
3,470	Unibanco - Uniao de Bancos Brasileiros SA, GDR (c)	456,479
74,800	Vivo Participacoes SA, ADR (a) (b)	371,008
		1,655,259
Canada: 1.67%
3,510	Addax Petroleum Corp.	138,438
55,989	Oilexco, Inc. (d)	812,182
593	Suncor Energy, Inc. (Canadian Dollars)	56,316
4,954	Suncor Energy, Inc. (U.S. Dollars)	469,689
		1,476,625
China: 1.61%
199,000	China Coal Energy Co. (d)	591,329
223,500	KWG Property Holding, Ltd. (d)	409,978
219,448	PetroChina Co., Ltd.	416,095
		1,417,402
Denmark: 0.23%
36,729	ScanArc ASA (d)	204,381

Egypt: 1.20%
16,200	Orascom Telecom Holding SAE, GDR, Registered Shares (c)	1,059,480

France: 3.15%
11,598	Electricite de France	1,226,300
19,099	Total SA	1,552,888
		2,779,188

Germany: 15.12%
6,389	Allianz SE	1,492,732
21,111	Bayer AG	1,676,743
18,841	Bayerische Motoren Werke AG	1,218,382
20,529	DaimlerChrysler AG	2,070,786
30,260	Deutsche Post AG	878,515
38,543	Hypo Real Estate Holding AG	2,198,406
58,152	Infineon Technologies AG (d)	1,001,691
23,559	Kloeckner & Co. AG	1,620,901
8,569	Siemens AG	1,176,070
		13,334,226
Greece: 4.08%
32,455	Cosmote Mobile Telecommunications SA	1,115,324
26,656	National Bank of Greece SA	1,699,045
20,341	Opap SA	788,939
		3,603,308
Hong Kong: 3.97%
24,335	Cheung Kong Holdings, Ltd.	401,313
67,000	Citic Pacific, Ltd.	427,485
141,000	Hang Lung Properties, Ltd.	631,193
47,000	Jardine Matheson Holdings, Ltd.	1,344,200
50,000	Kerry Properties, Ltd.	383,980
604,000	Pacific Textiles Holdings, Ltd (d)	314,670
		3,502,841
Italy: 12.75%
133,451	Astaldi SpA	1,071,353
75,924	Banco Popolare Scarl (d)	1,700,817
99,376	Danieli & Co., SpA, Non - Voting Shares	2,479,830
26,208	Enia SpA (d)	414,072
30,695	Fondiaria-Sai SpA	1,001,442
106,495	Marazzi Gruppo Ceramiche SpA	1,333,295
85,379	Mediaset SpA	881,438
275,975	UniCredito Italiano SpA	2,361,149
		11,243,396
Japan: 11.84%
30,000	Asahi Glass Co., Ltd.	403,517
81	Astellas Pharma, Inc.	3,885
9,400	Century Leasing System, Inc.	103,685
50,000	Daiwa Securities Group, Inc.	476,211
111,000	Fukuoka Financial Group, Inc.	650,355
5,700	Ibiden Co., Ltd.	479,859
139,000	Isuzu Motors, Ltd.	796,256
63,000	ITOCHU Corp.	765,116
23,900	Joint Corp.	638,776

78,000	Kajima Corp.	268,228
6,000	Komatsu Electronic Metals Co., Ltd.	341,096
33,000	Mitsubishi Estate Co., Ltd.	945,197
94,000	Nippon Sheet Glass Co., Ltd.	574,483
68,000	The Nishi-Nippon City Bank, Ltd.	191,216
27,900	Nissan Motor Co., Ltd.	279,571
10,000	Ricoh Co., Ltd.	211,553
2,400	SMC Corp.	328,664
48,000	Sumitomo Heavy Industries, Ltd.	618,047
57	Sumitomo Mitsui Financial Group, Inc.	444,130
21,000	Sumitomo Realty & Development Co., Ltd.	738,606
7,850	T&D Holdings, Inc.	483,172
17,900	Takata Corp.	698,141
		10,439,764
Kazakhstan: 1.70%
62,375	KazMunaiGas Exploration & Production, GDR (c)	1,496,376

Luxembourg: 1.78%
19,852	ArcelorMittal	1,567,971

Mexico: 0.84%
6,300	Coca-Cola Femsa, SA de CV, Sponsored ADR (b)	270,333
19,500	Grupo Televisa SA, Sponsored ADR (b)	471,315
		741,648
Norway: 3.43%
1,240,076	Marine Harvest (d)	1,577,913
72,114	Telenor ASA (d)	1,444,621
		3,022,534
Philippines: 0.47%
1,139,840	Ayala Land, Inc.	411,152

Singapore: 0.56%
45,000	City Developments, Ltd.	490,744

South Korea: 0.32%
6,050	Hana Financial Group, Inc.	285,246

Spain: 5.00%
65,362	Bankinter SA	942,277
55,208	Corporacion Dermoestetica SA (d)	636,086
61,579	Sol Melia SA	1,159,946
59,622	Telefonica SA	1,668,896
		4,407,205
Sweden: 1.03%
14,053	Modern Times Group AB, Class B	907,194

Switzerland: 2.83%
258	Bank Sarasin & Co., Ltd.	1,134,602
18,210	Julius Baer Holding, Ltd.	1,361,546
		2,496,148
Taiwan: 0.65%
102,176	Cathay Financial Holding Co., Ltd.	241,703
32,483	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (b)	328,728
		570,431
Thailand: 0.28%
73,600	Bangkok Bank Public Co., Ltd.	246,944

Turkey: 2.51%
206,809	Aksigorta AS	1,430,700
92,845	Turkcell Iletisim Hizmet AS	784,606
		2,215,306
United Kingdom: 16.01%
194,856	Afren Plc (d)	269,105
124,632	Bradford & Bingley Plc	772,639
25,297	Carnival Plc	1,208,020
166,071	International Power Plc	1,533,258
190,150	Invista Real Estate Investment Management Holdings Plc	369,594
265,166	Old Mutual Plc	869,673
48,478	Royal Dutch Shell Plc, Class A	2,001,915
37,675	SIG Plc	801,661
27,552	Soco International Plc (d)	1,196,197
676,915	The Tanfield Group (a) (d)	2,395,988
119,171	WH Smith Plc	936,281
53,135	Whitbread Plc	1,763,339
		14,117,670
	Total Common Stocks (Cost $76,110,721)	86,533,569

MUTUAL FUNDS: 1.34%
36,100	iShares MSCI Canada Index Fund (a) (e)	1,183,358
	Total Mutual Funds (Cost $794,221)	1,183,358

Par Value
SHORT-TERM BANK DEBT INVESTMENTS: 9.24%
	Bank of America - London
$ 8,151,771	4.370%, due 10/01/07	8,151,771

	Total Short-Term Bank Debt Instruments (Cost $8,151,771)	8,151,771
	Total Investments: 108.71% (excluding investments purchased with cash collateral from securities loaned) (Cost $85,056,713)	95,868,698

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 4.96%
4,370,125	Brown Brothers Investment Trust, Securities Lending Investment Fund (f)	4,370,125
	Total Investments Purchased With Cash Collateral From Securities Loaned (Cost $4,370,125)	4,370,125
	Total Investments: 113.67% (Cost $89,426,838)	100,238,823
	Net Other Assets and Liabilities: (13.67)%	(12,051,214)
	Net Assets: 100.00%	$88,187,609

(a)	Security, or portion of security, is currently on loan.

(b)	ADR - American Depositary Receipt.

(c)	GDR - Global Depositary Receipt.

(d)	Non-income producing security.

(e)	Investment in others funds are calculated at their respective net asset values as determined by those funds, in accordance with the investment Company Act 1940.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 1)

Percentages are stated as a percent of net assets.

Forward International Small Companies Fund

Portfolio of Investments (Note 1)

September 30, 2007 (UNAUDITED)

Shares		Value (Note 1)
COMMON STOCKS: 96.52%
Australia: 5.89%
1,162,600	A.B.C. Learning Centres, Ltd. (a)	$6,777,836
565,000	ABB Grain, Ltd., Class B (a)	3,885,487
4,687,600	Babcock & Brown Power, Ltd. (a)	11,979,491
1,980,000	Centennial Coal Co., Ltd. (a)	6,553,441
62,500	Incitec Pivot, Ltd. (a)	4,743,999
1,506,000	Metcash, Ltd. (a)	6,307,573
1,974,400	Sunland Group, Ltd.	7,095,541
768,244	Timbercorp, Ltd. (a)	1,288,417
657,100	Transfield Services, Ltd. (a)	7,719,956
		56,351,741
Austria: 1.82%
271,554	Century Casinos, Inc., ADC (b) (c)	1,715,388
252,590	Conwert Immobilien Invest AG (b)	4,667,921
133,400	Intercell AG (b)	4,806,881
134,559	RHI AG (b)	6,193,678
		17,383,868
Belgium: 3.19%
67,865	Bekaert SA	9,097,504
63,925	EVS Broadcast Equipment SA	6,389,857
111,138	Ion Beam Applications SA (b)	3,160,022
85,287	Omega Pharma SA	7,479,289
125,259	Telenet Group Holding NV (b)	4,358,139
		30,484,811
China: 0.93%
6,369,400	Synear Food Holdings, Ltd.	8,875,569
Denmark: 1.31%
26,420	SimCorp AS	5,948,151
82,100	TrygVesta AS (a)	6,580,061
		12,528,212
Finland: 0.58%
1,358,200	Ruukki Group Oyj	5,558,377
France: 6.92%
80,626	bioMerieux SA	8,449,008
155,589	Ipsen, Ltd.	8,974,283
44,180	Neopost SA	6,231,781
32,229	Nexans SA	5,301,110
29,880	Seche Environnement SA (a)	5,304,596

144,633	Sechilienne-Sidec	11,446,237
95,592	Societe BIC SA	8,194,885
314,958	Teleperformance	12,274,240
		66,176,140
Germany: 6.70%
160,000	Bechtle AG	6,947,197
29,021	Bijou Brigitte Modische Accessoires AG (a) (d)	5,402,460
306,300	D+S europe AG (b)	5,612,450
132,544	Escada AG (b)	4,855,417
202,200	GEA Group AG (b)	7,153,363
40,700	K+S AG	7,416,989
68,564	Pfeiffer Vacuum Technology AG	6,237,624
5,060	Rational AG	961,435
141,231	Sfc Smart Fuel Cell AG (b)	3,181,922
104,900	SGL Carbon AG (b)	6,077,496
54,522	Wincor Nixdorf AG	4,534,106
410,300	Wirecard AG (b)	5,745,335
		64,125,794
Greece: 2.14%
438,043	Greek Postal Savings Bank	9,619,219
404,379	Hellenic Technodomiki Tev SA	5,408,711
246,871	Lamda Development SA	5,421,172
		20,449,102
Hong Kong: 5.47%
28,205,187	Century Sunshine Ecological Technology Holdings, Ltd.	3,229,110
506,000	China Infrastructure Machinery Holdings, Ltd.	1,171,620
984,511	China Insurance International Holdings Co., Ltd. (b)	3,001,461
1,000,000	Moulin Global Eyecare Holdings, Ltd. (b) (e)	0
7,277,000	Noble Group, Ltd.	10,630,152
5,690,737	Pacific Basin Shipping, Ltd.	11,946,825
9,603,385	Prime Success International Group, Ltd.	7,782,672
5,397,816	Shun TAK Holdings, Ltd.	8,693,332
5,130,103	Techtronic Industries Co., Ltd.	5,846,873
		52,302,045
Ireland: 1.58%
166,000	FBD Holdings Plc	5,190,977
454,900	Kingspan Group Plc	9,969,931
		15,160,908
Italy: 4.68%
448,900	ACEA SpA	8,846,266
733,300	Conafi Prestito SpA (b)	4,820,421
56,891	Danieli & Co., SpA, Voting Shares	1,938,848
157,490	Danieli & Co., SpA, Non - Voting Shares	3,930,008
602,231	Enia SpA (b)	9,514,922
1,235,137	Impregilo SpA (b)	8,308,630

589,664	Marazzi Gruppo Ceramiche SpA	7,382,466
		44,741,561
Japan: 18.89%
421,600	Askul Corp. (a)	10,222,052
825,000	Citizen Watch Co., Ltd. (a)	8,302,790
695,500	CKD Corp. (a)	6,448,505
505,336	Daimei Telecom Engineering Corp.	5,890,784
384,100	Don Quijote Co., Ltd. (a)	7,941,823
299,982	Fujimi, Inc. (a)	6,163,388
260,000	Hamamatsu Photonics K.K. (a)	7,514,909
475,100	Hitachi Koki Co., Ltd.	8,189,596
547,000	Izumi Co., Ltd. (a)	7,462,229
374,000	Japan General Estate Co., Ltd.	6,036,617
434,700	Keihin Corp.	8,269,007
1,314,066	Keiyo Bank, Ltd.	7,298,778
810,556	Kitz Corp. (a)	7,367,087
304,300	Lintec Corp.	5,973,939
676,922	Nabtesco Corp.	11,043,850
357,000	Nihon Kohden Corp.	6,557,872
325,070	Nippon Seiki Co., Ltd.	8,362,703
121,300	Okinawa Electric Power Co., Inc.	7,719,523
4,328	Risa Partners, Inc. (a)	8,138,667
1,374,000	Ryobi, Ltd.	8,935,516
165,800	Sysmex Corp. (a)	6,394,411
2,830	The Tokyo Star Bank, Ltd. (a)	8,327,515
374,000	Trans Cosmos, Inc. (a)	6,131,041
332,500	Ushio, Inc.	6,049,928
		180,742,530
Netherlands: 2.19%
266,179	Koninklijke BAM Groep NV (a)	7,093,906
82,977	Nutreco Holding NV	5,865,148
272,508	Unit 4 Agresso NV	8,024,199
		20,983,253
Norway: 0.93%
281,800	Yara International ASA	8,912,015
Portugal: 1.41%
2,017,055	Portucel Empresa Produtora de Pasta e Papel SA (a)	7,449,376
541,641	Sonae Industria SGPS SA (a) (b)	6,086,114
		13,535,490
Singapore: 4.00%
5,062,000	ComfortDelGro Corp., Ltd.	6,610,757
3,537,558	KS Energy Services, Ltd.	9,477,941
1,840,000	Parkway Holdings, Ltd.	5,251,834
2,152,000	Singapore Petroleum Co., Ltd.	9,850,959
2,022,000	UOL Group, Ltd.	7,078,021
		38,269,512

Spain: 3.35%
356,290	Banco Pastor SA	5,903,535
412,385	Grifols SA	9,467,408
557,226	Grupo Empresarial Ence SA	6,300,963
242,916	Indra Sistemas SA	6,570,914
104,813	Prosegur Cia de Seguridad SA	3,811,164
		32,053,984
Sweden: 4.52%
162,700	B&B Tools AB	5,377,803
644,202	Hexagon AB, Class B	13,070,780
708,248	Kappahl Holding AB (a)	7,473,637
172,550	Oriflame Cosmetics SA	10,469,584
288,300	Saab AB	6,822,636
		43,214,440
Switzerland: 3.68%
9,770	Banque Cantonale Vaudoise	4,384,647
49,373	BKW FMB Energie AG	5,428,167
18,660	Helvetia Holding AG	6,406,987
50,746	Partners Group	6,276,508
178,400	SEZ Holding AG	4,152,579
366,256	Temenos Group AG (a) (b)	8,556,722
		35,205,610
United Kingdom: 16.34%
1,276,000	Abbot Group Plc	7,734,164
2,594,000	Aegis Group Plc	6,634,135
626,357	Aggreko Plc	7,407,201
208,285	Benfield Group, Ltd.	1,235,834
1,412,000	Bodycote International Plc	7,164,580
527,000	Burren Energy Plc	9,057,206
471,000	Charter Plc (b)	11,400,135
648,000	CSR Plc (b)	8,531,549
152,300	Forth Ports Plc	5,521,638
808,000	Inchcape Plc	6,959,817
465,000	Informa Plc	4,761,693
2,650,000	Invista Real Estate Investment Management Holdings Plc	5,150,790
886,754	Jarvis Plc (b)	1,360,720
909,000	Lancashire Holdings, Ltd. (b)	6,732,507
1,334,000	Meggitt Plc	8,658,882
602,000	Millennium & Copthorne Hotels Plc	5,912,104
1,453,908	Premier Foods Plc	6,633,552
2,476,000	PV Crystalox Solar Plc (b)	6,180,375
2,022,000	QinetiQ Plc	7,250,092
2,349,000	Regus Group Plc	5,911,429
840,000	SCI Entertainment Group Plc (b)	6,320,280
785,000	Serco Group Plc	6,665,337

309,500	SIG Plc	6,585,645
847,000	St. James’s Place Capital Plc	6,550,577
		156,320,242
	Total Common Stocks (Cost $819,104,363)	923,375,204
RIGHTS: 0.00% (f)
Belgium: 0.00% (f)
85,287	Omega Pharma SA, Rights (a)	0
	Total Rights (Cost $0)	0
Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 3.02%
	Wells Fargo & Co. - Grand Cayman
$28,926,000	4.370%, due 10/01/07	28,926,000
	Total Short-Term Bank Debt Instruments (Cost $28,926,000)	28,926,000
	Total Investments: 99.54% (excluding investments purchased with cash collateral from securities loaned) (Cost $848,030,363)	952,301,204
Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 10.23%
97,805,931	Brown Brothers Investment Trust, Securities Lending Investment Fund (g)	97,805,931
	Total Investments Purchased With Cash Collateral From Securities Loaned (Cost $97,805,931)	97,805,931
	Total Investments: 109.77% (Cost $945,836,294)	1,050,107,135
	Net Other Assets and Liabilities: (9.77)%	(93,444,762)
	Net Assets: 100.00%	$956,662,373

(a)	Security, or portion of security, is currently on loan.

(b)	Non-income producing security.

(c)	ADC - Austrian Depositary Certificates.

(d)	Security determined to be illiquid under procedures approved by Fund’s Board of Trustees.

(e)	Fair Valued securities.

(f)	Amount represents less than 0.01%.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 1)

Percentages are stated as a percent of net assets.

Security determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid security is as follows:

Dates of Purchase	Security	Cost	Market Value	% of Net Assets
08/31/04 - 09/21/07	Bijou Brigitte Modische Accessoires AG	$5,463,920	$5,402,460	0.56%

Forward Progressive Real Estate Fund

Portfolio of Investments (Note 1)

September 30, 2007 (UNAUDITED)

Shares		Value (Note 1)
COMMON STOCKS: 85.87%
Health Care: 6.40%
21,100	Alexandria Real Estate Equities, Inc.	$2,031,086
28,900	Health Care REIT, Inc. (a)	1,278,536
		3,309,622

Hotels: 3.47%
42,000	Hospitality Properties Trust	1,707,300
20,000	Interstate Hotels & Resorts, Inc. (b)	91,000
		1,798,300

Industrial: 12.97%
41,350	AMB Property Corp.	2,473,143
35,000	EastGroup Properties, Inc.	1,584,100
40,000	ProLogis	2,654,000
		6,711,243

Office: 11.07%
16,500	Boston Properties, Inc.	1,714,350
34,900	Brookfield Properties Corp.	869,010
16,000	Corporate Office Properties Trust	666,080
21,250	SL Green Realty Corp.	2,481,363
		5,730,803

Residential: 12.26%
50,000	American Campus Communities, Inc.	1,464,500
10,000	AvalonBay Communities, Inc.	1,180,600
46,300	Colonial Properties Trust (a)	1,588,090
76,000	Education Realty Trust, Inc.	1,026,000
25,700	Equity Residential	1,088,652
		6,347,842

Retail: 31.82%
35,450	CBL & Associates Properties, Inc.	1,242,523
73,000	Cedar Shopping Centers, Inc.	994,260
26,000	Developers Diversified Realty Corp.	1,452,620
90,000	Feldman Mall Properties, Inc.	680,400
45,700	Kimco Realty Corp.	2,066,097
36,000	Ramco-Gershenson Properties Trust	1,124,640
21,250	Regency Centers Corp. (a)	1,630,937
37,108	Simon Property Group, Inc.	3,710,800

19,000	Vornado Realty Trust (a)	2,077,650
36,000	Weingarten Realty Investors, Inc.	1,492,560
		16,472,487

Self Storage: 4.35%
15,000	Public Storage, Inc.	1,179,750
81,000	U-Store-It Trust	1,069,200
		2,248,950

Specialty: 3.53%
17,000	Entertainment Properties Trust	863,600
25,000	Macquarie Infrastructure Co., Llc	964,750
		1,828,350
	Total Common Stocks (Cost $27,920,763)	44,447,597

MUTUAL FUNDS: 5.42%
21,100	iShares Dow Jones U.S. Real Estate Index Fund (a) (c)	1,613,939
22,000	iShares S&P World ex-U.S. Property Index Fund (c)	1,192,180
	Total Mutual Funds (Cost $2,604,563)	2,806,119

PREFERRED STOCKS: 1.40%
Health Care: 1.40%
15,000	LTC Properties, Inc., Preferred Shares, Series E, 8.500%	726,900
	Total Preferred Stocks (Cost $367,833)	726,900

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 9.30%
	Bank of America - London
$ 4,814,541	4.370%, due 10/01/07	4,814,541
	Total Short-Term Bank Debt Instruments (Cost $4,814,541)	4,814,541
	Total Investments: 101.99% (excluding investments purchased with cash collateral from securities loaned) (Cost $35,707,700)	52,795,157

Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 15.28%
7,908,032	Brown Brothers Investment Trust, Securities Lending Investment Fund (d)	7,908,032
	Total Investments Purchased With Cash Collateral From Securities Loaned (Cost $7,908,032)	7,908,032
	Total Investments: 117.27% (Cost $43,615,732)	60,703,189
	Net Other Assets and Liabilities: (17.27)%	(8,939,008)
	Net Assets: 100.00%	$51,764,181

(a)	Security, or portion of security, is currently on loan.

(b)	Non-income producing security.

(c)	Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 1)

Percentages are stated as a percent of net assets.

Sierra Club Stock Fund

Portfolio of Investments (Note 1)

September 30, 2007 (UNAUDITED)

Shares		Value (Note 1)
COMMON STOCKS: 98.06%
Airlines: 0.98%
35,145	Southwest Airlines Co.	$520,146
Banks: 9.63%
9,895	Bank of America Corp.	497,422
15,331	Fifth Third Bancorp	519,414
16,062	KeyCorp	519,284
20,900	National City Corp.	524,381
7,618	The PNC Financial Services Group, Inc.	518,786
17,700	Regions Financial Corp.	521,796
6,600	SunTrust Banks, Inc.	499,422
16,232	U.S. Bancorp	528,027
9,428	Wachovia Corp.	472,814
13,788	Wells Fargo & Co.	491,129
		5,092,475

Biotechnology: 3.91%
7,600	Biogen Idec, Inc. (a)	504,108
7,500	Celgene Corp. (a)	534,825
8,352	Genzyme Corp. (a)	517,490
12,502	Gilead Sciences, Inc. (a)	510,957
		2,067,380

Commercial Services & Supplies: 6.00%
11,300	Automatic Data Processing, Inc.	519,009
13,349	eBay, Inc. (a)	520,878
9,800	McGraw-Hill Cos., Inc.	498,918
11,684	Moody’s Corp.	588,873
12,316	Paychex, Inc.	504,956
25,643	The Western Union Co.	537,734
		3,170,368

Communications Equipment: 2.03%
14,600	Juniper Networks, Inc. (a)	534,506
12,800	QUALCOMM, Inc.	540,928
		1,075,434

Computers & Peripherals: 6.02%
3,358	Apple, Inc. (a)	515,587
18,780	Dell, Inc. (a)	518,328
26,736	EMC Corp. (a)	556,109
10,828	Hewlett-Packard Co.	539,126
20,100	Network Appliance, Inc. (a)	540,891
91,899	Sun Microsystems, Inc. (a)	515,554
		3,185,595

Diversified Financials: 9.98%
8,837	American Express Co.	524,653
4,507	Bear Stearns Cos., Inc.	553,505
7,899	Capital One Financial Corp.	524,731
23,546	The Charles Schwab Corp.	508,594
25,930	Countrywide Financial Corp.	492,929
8,852	Federal Home Loan Mortgage Corp.	522,356
8,514	Federal National Mortgage Association	517,736
4,125	Franklin Resources, Inc.	525,937
11,644	SLM Corp.	578,357
7,742	State Street Corp.	527,695
		5,276,493

Diversified Telecommunication Services: 0.95%
7,184	Alltel Corp.	500,581

Food & Drug Retailing: 2.99%
13,242	CVS/Caremark Corp.	524,780
18,568	Kroger Co.	529,559
11,090	Walgreen Co.	523,892
		1,578,231

Food Products: 2.04%
11,078	The Hershey Co.	514,130
8,764	Wm. Wrigley Jr., Co.	562,912
		1,077,042

Health Care Equipment & Services: 4.93%
9,406	Baxter International, Inc.	529,370
6,531	Becton Dickinson & Co.	535,868
36,005	Boston Scientific Corp. (a)	502,270
11,652	St. Jude Medical, Inc. (a)	513,503

7,680	Stryker Corp.	528,077
		2,609,088

Health Care Providers Equipment & Services: 6.03%
8,017	Cardinal Health, Inc.	501,303
10,322	Cigna Corp.	550,059
9,700	Express Scripts, Inc., Class A (a)	541,454
6,200	Medco Health Solutions, Inc. (a)	560,418
10,600	UnitedHealth Group, Inc.	513,358
6,600	WellPoint, Inc. (a)	520,872
		3,187,464

Hotels, Restaurants & Leisure: 5.84%
5,673	Harrah’s Entertainment, Inc.	493,154
13,264	International Game Technology	571,678
3,700	Las Vegas Sands Corp. (a)	493,654
6,000	MGM MIRAGE (a)	536,640
18,400	Starbucks Corp. (a)	482,080
8,400	Starwood Hotels & Resorts Worldwide, Inc.	510,300
		3,087,506

Insurance: 4.93%
8,755	ACE, Ltd.	530,290
9,357	Aflac, Inc.	533,723
5,608	The Hartford Financial Services Group, Inc.	519,021
26,294	Progressive Corp.	510,367
6,485	XL Capital, Ltd., Class A	513,612
		2,607,013

Internet & Catalog Retail: 2.02%
5,561	Amazon.com, Inc. (a)	518,007
18,600	IAC/InterActiveCorp (a)	551,862
		1,069,869

Internet Software & Services: 2.00%
900	Google, Inc., Class A (a)	510,543
20,430	Yahoo!, Inc. (a)	548,341
		1,058,884

IT Consulting & Services: 1.94%
6,400	Cognizant Technology Solutions Corp. (a)	510,528
23,633	Electronic Data Systems Corp.	516,145
		1,026,673

Leisure Equipment & Products: 1.08%
10,200	Electronic Arts, Inc. (a)	571,098

Media: 4.02%
21,807	Comcast Corp., Class A (a)	527,293
12,000	EchoStar Communications Corp. (a)	561,720
4,100	Liberty Capital Corp., Class A (a)	511,803
10,928	Omnicom Group, Inc.	525,528
		2,126,344

Multiline Retail: 0.96%
8,235	Costco Wholesale Corp.	505,382

Real Estate: 4.97%
8,700	Archstone-Smith Trust	523,218
5,200	Boston Properties, Inc.	540,280
23,100	Host Hotels & Resorts, Inc.	518,364
11,500	Kimco Realty Corp.	519,915
6,700	Public Storage	526,955
		2,628,732

Semiconductor Equipment & Products: 4.85%
14,415	Analog Devices, Inc.	521,246
24,321	Applied Materials, Inc.	503,445
8,800	KLA-Tencor Corp.	490,864
14,200	Microchip Technology, Inc.	515,744
14,591	Texas Instruments, Inc.	533,885
		2,565,184

Software: 6.99%
12,014	Adobe Systems, Inc. (a)	524,531
10,500	Autodesk, Inc. (a)	524,685
20,327	CA, Inc.	522,811
17,800	Intuit, Inc. (a)	539,340
17,726	Microsoft Corp.	522,208
24,468	Oracle Corp. (a)	529,732
27,364	Symantec Corp. (a)	530,314
		3,693,621

Specialty Retail: 2.97%
15,158	Bed Bath & Beyond, Inc. (a)	517,191
11,300	Best Buy Co., Inc.	520,026
11,700	Fastenal Co.	531,297
		1,568,514
	Total Common Stocks (Cost $46,769,210)	51,849,117

MUTUAL FUNDS: 1.00%
23,251	PowerShares Wilderhill Clean Energy Portfolio (b)	532,215
	Total Mutual Funds (Cost $424,277)	532,215

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 1.66%
	Bank of America - London
$ 552,888	4.370%, due 10/01/07	552,888
	CitiBank - Nassau
323,524	4.370%, due 10/01/07	323,524
	Total Short-Term Bank Debt Instruments (Cost $876,412)	876,412
	Total Investments: 100.72% (Cost $48,069,899)	53,257,744
	Net Other Assets and Liabilities: (0.72)%	(382,149)
	Net Assets: 100.00%	$52,875,595

(a)	Non-income producing security.

(b)	Investment in others funds are calculated at their respective net asset values as determined by those funds, in accordance with the investment Company Act 1940.

Percentages are stated as a percent of net assets.

Forward Long/Short Credit Analysis Fund

Portfolio of Investments (Note 1)

September 30, 2007 (UNAUDITED)

Principal Amount		Cost Value (Note 1)
MUNICIPAL BONDS: 123.47%
Alabama: 8.44%
	Health Care Authority for Baptist Health, Revenue Bonds, Series A-2
$ 750,000	3.540%, 11/15/36 (a) (b)	$750,000
California: 19.55%
	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series E
500,000	4.750%, 02/01/30 (a)	483,265
	Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Revenue Bonds, Sr. Series A-1
250,000	5.125%, 06/01/47 (a)	215,395
	Los Angeles Regional Airports Improvement Corp., Lease Revenue Bonds, Series C
500,000	7.500%, 12/01/24 (a) (b)	544,835
	San Diego, Tobacco Settlement Revenue Funding Corp., Asset-Backed Revenue Bonds
500,000	7.125%, 06/01/32 (a)	493,365
		1,736,860
Colorado: 13.68%
	Denver City & County, Special Facilities Airport Revenue Bonds (United Airlines Project), Series A
500,000	5.250%, 10/01/32 (a)	465,185
	University of Colorado Hospital Authority, Refunding Revenue Bonds, Series A
750,000	3.550%, 11/15/31 (a) (b)	750,000
		1,215,185
Illinois: 5.31%
	Chicago O’Hare International Airport, Special Facilities Revenue Bonds (American Airlines, Inc. Project)
500,000	5.500%, 12/01/30 (a)	471,865
Minnesota: 6.70%
	Becker Minnesota, Pollution Control Revenue Bonds (Northern States Power Co.), Series A
500,000	8.500%, 03/01/19 (a)	595,190
New Jersey: 19.68%
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds (Continental Airlines, Inc. Project)
500,000	9.000%, 06/01/33 (a) (b)	584,835
	Tobacco Settlement Financing Corp., Capital Appreciation Revenue Bonds, Series 1B
2,500,000	Zero Coupon, 06/01/41 (a)	283,750
	Tobacco Settlement Financing Corp., Revenue Bonds, Series 1A
935,000	4.500%, 06/01/23 (a)	879,657
		1,748,242
New York: 16.90%
	New York City Industrial Development Agency, Special Facilities Revenue Bonds (American Airlines - JFK International Airport)
500,000	7.500%, 08/01/16 (a)	551,560
	New York City Industrial Development Agency, Special Facilities Revenue Bonds (1990 American Airlines, Inc. Project)
500,000	5.400%, 07/01/19 (a)	466,530
	New York Counties Tobacco Trust IV, Settlement Pass-Thru Revenue Bonds, Series B
500,000	6.000%, 06/01/27 (a)	483,020
		1,501,110

North Carolina: 2.19%
	Charlotte NC, Special Facilities Revenue Bonds (Charlotte/Douglas International Airport)
200,000	5.600%, 07/01/27 (a)	194,626

Pennsylvania: 20.25%
	Allegheny County Hospital Development Authority, Revenue Bonds (Health System Western Pennsylvania), Series A
315,000	5.000%, 11/15/28 (a)	295,448
	Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue Bonds, Series A
1,000,000	3.610%, 08/01/36 (a) (b)	1,000,000
	Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Temple University Health System), Series A
500,000	5.500%, 07/01/30 (a)	503,330
		1,798,778
Virginia: 5.23%
	Tobacco Settlement Financing Corp., Revenue Bonds, Sr. Series A-1
500,000	6.706%, 06/01/46 (a)	464,810
West Virginia: 5.54%
	Tobacco Settlement Finance Authority of West Virginia, Asset-Backed Revenue Bonds, Series A
500,000	7.467%, 06/01/47 (a)	492,245
	Total Municipal Bonds (Amortized Cost $11,298,960)	10,968,911

CORPORATE BONDS: 63.01%
Consumer Discretionary: 19.22%
	D.R. Horton, Inc., Gtd. Notes
250,000	8.000%, 02/01/09	248,324
	Ford Capital B.V., Deb.
500,000	9.500%, 06/01/10 (a)	500,000
	General Motors Corp., Deb.
500,000	8.800%, 03/01/21 (a)	461,250
250,000	8.250%, 07/15/23	220,000
	KB Home & Broad Home Corp., Notes
300,000	6.375%, 08/15/11 (a)	277,500
		1,707,074
Energy: 8.21%
	KN Capital Trust III, Gtd. Capital Securities
500,000	7.630%, 04/15/28 (a)	450,023
	NGC Corp. Capital Trust, Gtd. Notes, Series B
300,000	8.316%, 06/01/27 (a)	279,000
		729,023
Financials: 14.44%
	Ford Motor Credit Co. Llc, Global Landmark Securities
250,000	7.375%, 10/28/09 (a)	245,254
	General Motors Acceptance Corp. Llc, Notes
390,000	6.875%, 09/15/11 (a)	371,462
250,000	6.808%, 05/15/09 (a) (b)	240,873
	Residential Capital Llc, Gtd. Notes
500,000	7.595%, 05/22/09 (a) (b)	425,625
		1,283,214

Industrial: 13.07%
	Continental Airlines, Inc., Unsub. Notes
500,000	8.750%, 12/01/11 (a)	482,500
	Lear Corp., Gtd. Notes, Series B
250,000	8.750%, 12/01/16 (a)	236,250
	Visteon Corp., Unsec., Sr. Notes
500,000	8.250%, 08/01/10 (a)	442,500
		1,161,250
Utility: 8.07%
	AES Corp., Unsec., Sr. Notes
200,000	8.875%, 02/15/11 (a)	209,750
	Mirant Americas Generation Llc, Unsec., Sr. Notes
500,000	8.300%, 05/01/11 (a)	507,500
		717,250
	Total Corporate Bonds (Amortized Cost $5,722,228)	5,597,811

Shares
PREFERRED STOCKS: 0.37%
Financials: 0.37%
	BAC Capital Trust I, Callable Preferred Shares
1,300	7.000%, 12/15/31	32,474
	Total Preferred Stocks (Cost $33,111)	32,474

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.05%
	Brown Brothers Harriman & Co. - Grand Cayman
$ 4,517	4.370%, due 10/01/07	4,517
	Total Short-Term Bank Debt Instruments (Cost $4,517)	4,517
	Total Investments: 186.90% (Amortized Cost $17,058,816)	16,603,713
	Net Other Assets and Liabilities: (86.90)%	(7,720,144)
	Net Assets: 100.00%	$8,883,569

Principal Amount		Value (Note 1)
SCHEDULE OF SECURITIES SOLD SHORT
$ (500,000)	Alcoa, Inc., Sr. Notes, 5.950%, 02/01/37	$(475,715)
(250,000)	Anadarko Petroleum Corp., Unsec., Sr. Notes, 5.950%, 09/15/16	(248,027)
(500,000)	DaimlerChrysler North America Holding Corp., Gtd. Notes, 6.500%, 11/15/13	(519,113)
(500,000)	The Dow Chemical Co., Unsec., Notes, 6.000%, 10/01/12	(513,077)
(250,000)	Duke Energy Carolinas Llc, Unsub., Sr. Notes, 6.100%, 06/01/37	(246,168)

(250,000)	Lennar Corp., Gtd. Notes, Series B, 6.500%, 04/15/16	(226,343)
(500,000)	Limited Brands, Inc., Unsec., Sr. Notes, 5.250%, 11/01/14	(461,100)
(500,000)	Lyondell Chemical Co., Gtd. Notes, 6.875%, 06/15/17	(545,000)
(500,000)	The May Department Stores Co., Unsec., Notes, 5.750%, 07/15/14	(484,297)
(250,000)	Reliant Energy, Inc., Gtd. Notes, 6.750%, 12/15/14	(253,750)
(500,000)	Safeway, Inc., Unsec., Sr. Notes, 7.250%, 02/01/31	(537,414)
(500,000)	Toll Brothers Finance Corp., Gtd. Notes, 5.150%, 05/15/15	(428,880)
(500,000)	TXU Corp., Unsec., Sr. Notes, Series Q	(403,250)
(1,000,000)	U.S. Treasury Bills, Discount Notes, 11/08/07	(996,780)
(1,000,000)	U.S. Treasury Bonds, 4.750%, 02/15/37	(986,485)
(250,000)	U.S. Treasury Bonds, 4.625%, 02/15/17	(251,231)
(250,000)	Valero Energy Corp., Sr. Notes, 6.625%, 06/15/37	(254,550)
	Total Securities Sold Short (Amortized Proceeds $7,930,315)	$(7,831,180)

(a)	Security, or portion of security, is being held as collateral for short sales.

(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2007.

Percentages are stated as a percent of the net assets.

Investment Abbreviations:

Deb. - Debentures

Gtd. - Guaranteed

INS - Insurer

Jr. - Junior

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

Unsub. - Unsubordinated

Forward Funds

Notes to Schedule of Portfolio Investments (Unaudited)

September 30, 2007

1. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by each Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuation:

Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market, included in the NASDAQ National Market System or comparable over-the-counter market and that are freely transferable are valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there has been no sales that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued at either the last available sales price, or at fair value.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available are valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if the original term to maturity exceeds 60 days (unless the Board of Trustees determines that this method does not represent fair value). The Funds receive pricing information from independent pricing vendors (approved by the Board of Trustees) which also use information provided by market makers or estimates of value obtained from yield data relating to securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. In the event valuation information is not available from third party pricing vendors for a debt security held by the Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market, included in the NASDAQ National Market System or comparable over-the-counter market and that are freely transferable are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the option is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures and swap contracts for which market quotations are readily available are valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities.

Options on securities and options on indexes are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from a third party pricing service or one or more dealers that make markets in such securities, or at fair value.

Portfolio securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities in their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies, which are priced as equity securities

All other securities and other assets are carried at their fair value as determined in good faith by or under the direction of the Board of Trustees. The Funds generally value their holdings, including fixed income securities, through the use of independent pricing agents, except for securities for which a readily available market does not exist, which are valued under the direction of the Board of Trustees or by the Sub-Advisors using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern Time, which approximates the close of the London Exchange. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Option Writing/Purchasing: The Funds, excluding the Forward Emerald Growth Fund, may write or purchase options contracts. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by the Fund on the expiration date as realized gains or losses.

The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values. At September 30, 2007, the Forward Emerald Opportunities Fund held purchased options with a market value of $221,423, and held no written options. The other Funds held no purchased or written options.

Written option activity for Forward Emerald Opportunities Fund for the nine months ended September 30, 2007 was as follows:

WRITTEN CALL OPTIONS	CONTRACTS	PREMIUMS
Outstanding at December 31, 2006	0	$0
Positions opened	20	5,045
Exercised or closed	(20)	(5,045)
Expired	(0)	(0)

Outstanding at September 30, 2007	0	$0

Short Sales: The Funds, excluding the Forward Emerald Growth Fund, may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends payable on securities while those securities are in a short position. At September 30, 2007, the Forward Emerald

Opportunities Fund and the Forward Long/Short Credit Analysis Fund held securities sold short with a market value of $269,190 and $7,831,180, respectively. The other Funds held no securities sold short.

Cash Management Transactions: The Funds subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved world class commercial bank. This fully automated program allows the Funds to earn interest on cash balances while remaining diversified. Excess cash invested with deposit institutions domiciled outside of the United States, as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure, or diminution. The Funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS are accounted for on a cost basis.

Lending of Portfolio Securities: Each Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The loans are secured by collateral in the form of cash which is equal to at least 102% of the fair value of the securities loaned plus accrued interest, if any. Upon lending its securities to third parties, a Fund receives compensation in the form of income on the investment of the cash collateral. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand, and loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends, to the extent practicable, to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. This collateral must be valued daily and should the market value of the loaned securities increase the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund the economic equivalent of any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. At September 30, 2007, Forward Large Cap Equity Fund, Forward Emerald Growth Fund, Forward Hoover Small Cap Equity Fund, Forward Hoover Mini-Cap Fund, Forward Emerald Banking and Finance Fund, Forward Emerald Opportunities Fund, Forward Global Emerging Markets Fund, Forward International Equity Fund, Forward International Small Companies Fund and Forward Progressive Real Estate Fund had securities on loan valued at $1,232,126, $32,329,856, $56,295,824, $13,461,063, $26,065,276, $973,558, $5,075,310, $4,203,141, $93,605,762 and $7,740,245, respectively, and received cash with a value of $1,264,405, $33,578,876, $58,358,450, $14,082,276, $27,124,341, $1,014,823, $5,230,371, $4,370,125, $97,805,931 and $7,908,032, respectively, as collateral. At September 30, 2007, the other Funds had no securities on loan.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Real Estate Investment Trusts (“REITs”): The Forward Progressive Real Estate Fund invests a substantial portion of its assets in REITs and is subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 or its failure to maintain exemption from registration under the 1940 Act.

Portfolio of Investments: The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

2. Tax Basis Information

Tax Basis of Investments: At September 30, 2007, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/ (depreciation) for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION / (DEPRECIATION)
Forward Large Cap Equity	$17,997,882	$2,582,341	$(222,499)	$2,359,842
Forward Emerald Growth	187,658,712	54,699,263	(6,102,932)	48,596,331
Forward Hoover Small Cap Equity	589,776,278	75,796,584	(6,203,679)	69,592,905
Forward Hoover Mini-Cap	111,974,312	12,932,982	(1,102,138)	11,830,844
Forward Legato	6,679,934	2,131,454	(325,664)	1,805,790
Forward Emerald Banking and Finance	159,627,504	38,996,342	(4,168,561)	34,827,781
Forward Emerald Opportunities	9,374,121	1,463,032	(344,128)	1,118,904
Forward Global Emerging Markets	55,292,761	28,192,840	(473,865)	27,718,975
Forward International Equity	89,445,437	13,649,310	(2,855,924)	10,793,386
Forward International Small Companies	946,394,857	145,819,038	(42,106,760)	103,712,278
Forward Progressive Real Estate	43,634,412	18,518,060	(630,414)	17,887,646
Sierra Club Stock	48,116,355	7,173,014	(2,031,625)	5,141,389
Forward Long/Short Credit Analysis	17,090,992	40,657	(527,936)	(487,279)

Post October Loss: Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2006, the Funds elected to defer capital losses and currency losses occurring between November 1, 2006 and December 31, 2006 as follows:

FUND	CAPITAL LOSS	F/X LOSS
Forward Emerald Opportunities	$16,993	—
Forward International Small Companies	—	$29,707
Forward Progressive Real Estate	—	123
Forward Global Emerging Markets	—	4,004
Sierra Club Stock	104,420	—

Capital Loss Carryforwards: At December 31, 2006 the following Funds had available for Federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2009		2010
Forward Emerald Opportunities	$5,153,443		$1,848,987
Forward Global Emerging Markets	2,568,786		2,015,691
Sierra Club Stock	76,051	(a)	—

(a)	Subject to limitations under §382.

During the year ended December 31, 2006, the Forward Emerald Opportunities Fund utilized capital loss carryovers of $320,449 the Forward Global Emerging Markets Fund utilized capital loss carryovers of $1,082,507, the Sierra Club Stock Fund utilized capital loss carryovers of $25,351, and the Forward International Equity Fund utilized capital loss carryovers of $323,448.

Item 2 – Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forward Funds

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date:	November 26, 2007

By:	/s/ Barbara H. Tolle
Barbara H. Tolle, Treasurer

Date:	November 26, 2007